As filed with the Securities and Exchange Commission on June 10 , 2015
Securities Act File No. 333-203805

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

Pre-Effective Amendment No. ☐

Post-Effective Amendment No.  1

VOYA PARTNERS, INC.

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Suite 100, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-262-3862
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout, Jr.

Voya Investment Management

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Elizabeth J. Reza

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately , pursuant to Rule 485(b)

under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class ADV, Class I, and Class S of Voya Solution Moderately Aggressive Portfolio

VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

June 19, 2015

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of VY® Franklin Templeton Founding Strategy Portfolio (“Founding Strategy Portfolio”), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of Founding Strategy Portfolio. The Special Meeting is scheduled for 1:00 p.m., Local time, on July 28, 2015, at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting shareholders of Founding Strategy Portfolio will be asked to vote on the proposed reorganization (the “Reorganization”) of Founding Strategy Portfolio with and into Voya Solution Moderately Aggressive Portfolio (“Moderately Aggressive Portfolio”) (together with Founding Strategy Portfolio, the “Portfolios”). The Portfolios are members of the Voya family of funds.

Shares of Founding Strategy Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (collectively, “Qualified Plans”) or, at your direction by your insurance company, through its separate accounts to serve as investment options under your variable annuity contract or variable life insurance policy. If the Reorganization is approved by shareholders, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Moderately Aggressive Portfolio instead of shares of Founding Strategy Portfolio beginning on the date the Reorganization occurs. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a portfolio that seeks to provide capital growth through a diversified asset allocation strategy.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully. The Board recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than July 27, 2015.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews
President and Chief Executive Officer

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

OF

VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

(800) 366-0066

Scheduled for July 28, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of the shareholders (the “Special Meeting”) of VY® Franklin Templeton Founding Strategy Portfolio (“Founding Strategy Portfolio”) is scheduled for 1:00 p.m., Local time, on July 28, 2015 at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

At the Special Meeting, Founding Strategy Portfolio’s shareholders will be asked:

1.	To approve an Agreement and Plan of Reorganization by and between Founding Strategy Portfolio and Voya Solution Moderately Aggressive Portfolio (“Moderately Aggressive Portfolio”), providing for the reorganization of Founding Strategy Portfolio with and into Moderately Aggressive Portfolio (the “Reorganization”); and

2.	To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization to be placed before the Special Meeting.

The Board of Trustees of Founding Strategy Portfolio recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on May 7, 2015 are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournments or postponements thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign, and return the enclosed Proxy Ballot or Voting Instruction Card by July 27, 2015, so that a quorum will be present and a maximum number of shares may be voted. Proxies or voting instructions may be revoked at any time before they are exercised by submitting a revised Proxy Ballot or Voting Instruction Card, by giving written notice of revocation to Founding Strategy Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

June 19, 2015

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PROXY STATEMENT/PROSPECTUS

June 19, 2015

Special Meeting of Shareholders
of VY® Franklin Templeton Founding Strategy Portfolio
Scheduled for July 28, 2015

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

VY® Franklin Templeton Founding Strategy Portfolio (A series of Voya Investors Trust) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 366-0066	Voya Solution Moderately Aggressive Portfolio (A series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034 (800) 992-0180
(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting to be Held on July 28, 2015
This Proxy Statement/Prospectus and Notice of Special Meeting are available at: www.proxyvote.com/voya

The Prospectus/Proxy Statement explains concisely what you should know before voting on the matter described herein or investing in Voya Solution Moderately Aggressive Portfolio. Please read it carefully and keep it for future reference.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TO OBTAIN MORE INFORMATION

To obtain more information about VY® Franklin Templeton Founding Strategy Portfolio (“Founding Strategy Portfolio”) and Voya Solution Moderately Aggressive Portfolio (“Moderately Aggressive Portfolio,” and together with Founding Strategy Portfolio, the “Portfolios”), please write, call, or visit our website for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports, or other information.

By Phone:	(800) 992-0180

By Mail:	Voya Investment Management 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

By Internet:	www.voyainvestments.com/vp/literature

The following documents containing additional information about the Portfolios, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Statement of Additional Information dated June 19, 2015 relating to this Proxy Statement/Prospectus;

2.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for Founding Strategy Portfolio; and

3.	The Prospectuses and Statement of Additional Information dated May 1, 2015 for Moderately Aggressive Portfolio.

The Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders, thereunder, and in accordance therewith, file reports and other information including proxy materials with the SEC.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the Portfolios’ SEC file numbers. The file number for the document listed above as (1) is 333-203805 . The file numbers for the documents listed above as (2) and (3) are 033-23512 and 333-32575.

INTRODUCTION

What is happening?

On March 12, 2015, the Boards of Trustees/Directors (the “Board”) of VY® Franklin Templeton Founding Strategy Portfolio (“Founding Strategy Portfolio”) and Voya Solution Moderately Aggressive Portfolio (“Moderately Aggressive Portfolio,” together with Founding Strategy Portfolio, the “Portfolios”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which provides for the reorganization of Founding Strategy Portfolio with and into Moderately Aggressive Portfolio (the “Reorganization”). The Reorganization Agreement requires approval by shareholders of Founding Strategy Portfolio, and if approved, is expected to be effective on August 14, 2015, or such other date as the parties may agree (the “Closing Date”).

Why did you send me this booklet?

Shares of Founding Strategy Portfolio have been purchased by you or at your direction through your qualified pension or retirement plan (“Qualified Plans”) or, at your direction, by your insurance company (“Participating Insurance Company”) through its separate accounts (“Separate Accounts”) to serve as an investment option under your variable annuity and/or variable life contract (“Variable Contract”).

This booklet includes a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) and a Proxy Ballot or Voting Instruction Card for Founding Strategy Portfolio. It provides you with information you should review before providing voting instructions on the matters listed in the Notice of Special Meeting.

The Separate Accounts and Qualified Plans or their trustees, as record owners of Founding Strategy Portfolio shares are, in most cases, the true “shareholders” of Founding Strategy Portfolio; however, participants in Qualified Plans (“Plan Participants”) or holders of Variable Contracts (“Variable Contract Holders”) may be asked to instruct their Qualified Plan trustee or Separate Accounts, as applicable, as to how they would like the shares attributed to their Qualified Plan or Variable Contract to be voted. For clarity and ease of reading, references to “shareholder” or “you” throughout this Proxy Statement/Prospectus do not refer to the technical shareholder but rather refer to the persons who are being asked to provide voting instructions on the proposals, unless the context indicates otherwise. Similarly, for ease of reading, references to “voting” or “vote” do not refer to the technical vote but rather to the voting instructions provided by Variable Contract Holders or Plan Participants.

Because you are being asked to approve a Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of Moderately Aggressive Portfolio, this Proxy Statement also serves as a prospectus for Moderately Aggressive Portfolio. Moderately Aggressive Portfolio is an open-end management investment company, which seeks to provide capital growth through a diversified asset allocation strategy, as described more fully below.

Who is eligible to vote?

Shareholders holding an investment in shares of Founding Strategy Portfolio as of the close of business on May 7, 2015 (the “Record Date”) are eligible to vote at the Special Meeting or any adjournments or postponements thereof.

How do I vote?

You may submit your Proxy Ballot or Voting Instruction Card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed Proxy Ballot or Voting Instruction Card. You will be required to provide your control number located on the Proxy Ballot or Voting Instruction Card.

•	By Mail. Mark the enclosed Proxy Ballot or Voting Instruction Card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the Proxy Ballot or Voting Instruction Card.

•	In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

To be certain your vote will be counted, a properly executed Proxy Ballot or Voting Instruction Card must be received no later than 5:00 p.m., Local time, on July 27, 2015.

When and where will the Special Meeting be held?

The Special Meeting is scheduled to be held at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034, on July 28, 2015, at 1:00 p.m., Local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call Shareholder Services toll-free at (800) 992-0180.

1

SUMMARY OF THE PROPOSED REORGANIZATION

You should read this entire Proxy Statement/Prospectus, and the Reorganization Agreement, which is included in Appendix A. For more information about Moderately Aggressive Portfolio, please consult Appendix B and Moderately Aggressive Portfolio’s prospectus dated May 1, 2015.

On March 12, 2015, the Board approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

•	the transfer of all of the assets of Founding Strategy Portfolio to Moderately Aggressive Portfolio in exchange for shares of capital stock of Moderately Aggressive Portfolio;

•	the assumption by Moderately Aggressive Portfolio of all the liabilities of Founding Strategy Portfolio;

•	the distribution of shares of Moderately Aggressive Portfolio to the shareholders of Founding Strategy Portfolio; and

•	the complete liquidation of Founding Strategy Portfolio.

If shareholders of Founding Strategy Portfolio approve the Reorganization, each owner of Class ADV, Class I and Class S shares of Founding Strategy Portfolio would become a shareholder of the corresponding share class of Moderately Aggressive Portfolio. The Reorganization is expected to be effective on the Closing Date. Each shareholder of Founding Strategy Portfolio will hold, immediately after the close of the Reorganization (the “Closing”), shares of Moderately Aggressive Portfolio having an aggregate value equal to the aggregate value of the shares of Founding Strategy Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•	The Portfolios have similar investment objectives. Founding Strategy Portfolio seeks capital appreciation. Income is a secondary consideration. Moderately Aggressive Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

•	Although each Portfolio invests primarily in other mutual funds (“Underlying Funds”) that, in turn, invest directly in a wide range of portfolio securities, there are significant differences between the Portfolios’ investment strategies.

•	Directed Services, LLC (“DSL” or the “Adviser”) serves as the investment adviser to both Portfolios.

•	Voya Investment Management Co., LLC (“Voya IM”) serves as sub-adviser to Moderately Aggressive Portfolio. Founding Strategy Portfolio does not have a sub-adviser.

•	Each Portfolio is distributed by Voya Investments Distributor, LLC (the “Distributor”).

•	Founding Strategy Portfolio invests in Underlying Funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited. Moderately Aggressive Portfolio invests in Underlying Funds sub-advised by Voya IM and other sub-advisers that are not affiliated with the Adviser. As a result and based on the net assets as of December 31, 2014, the Adviser and its affiliates are expected to receive an increase in net revenue of approximately $1.3 million annually.

•	The net expense ratio experienced by shareholders of Founding Strategy Portfolio is expected to decrease as a result of the Reorganization.

•	As of December 31, 2014, Founding Strategy Portfolio had approximately $895.3 million in net assets while Moderately Aggressive Portfolio had approximately $32.2 million in net assets.

•	The Reorganization will not affect a shareholder’s right to purchase, redeem, or exchange shares of the Portfolios. In addition, the Reorganization will not affect how shareholders purchase or sell their shares.

•	The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization pursuant to Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); accordingly, pursuant to this treatment, neither Founding Strategy Portfolio nor its shareholders, nor Moderately Aggressive Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the Reorganization.

2

APPROVAL OF THE REORGANIZATION

What is the proposed Reorganization?

Shareholders of Founding Strategy Portfolio are being asked to approve a Reorganization Agreement, providing for the reorganization of Founding Strategy Portfolio with and into Moderately Aggressive Portfolio. If the Reorganization is approved, shareholders of Founding Strategy Portfolio will become shareholders of Moderately Aggressive Portfolio as of the Closing.

Why is a Reorganization proposed?

As part of the Board’s annual review of contractual arrangements in August and September of 2014, the Board directed DSL to explore options regarding the future of an Underlying Fund, VY® Franklin Mutual Shares Portfolio (“Mutual Shares Portfolio”), in which Founding Strategy Portfolio invests. At the March Board meeting the Board approved the reorganization of that Mutual Shares Portfolio into another portfolio in the Voya family of funds (the “Mutual Shares Portfolio Reorganization”). If shareholders of Mutual Shares Portfolio approve the Mutual Shares Portfolio Reorganization, Founding Strategy Portfolio will no longer be able to invest pursuant to its investment strategy, by investing in all of its Underlying Funds on a fixed-percentage basis. As a result at the March Board meeting, DSL proposed, and the Board approved, the reorganization of Founding Strategy Portfolio with and into Moderately Aggressive Portfolio. In support of its proposal, DSL noted its view that the Reorganization would provide shareholders of Founding Strategy Portfolio with an immediate benefit through lower net expenses.

How do the Investment Objectives compare?

As described in the chart that follows, the Portfolios have similar investment objectives.

	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Investment Objective	The Portfolio seeks capital appreciation. Income is a secondary consideration.	The Portfolio seeks to provide capital growth through a diversified asset allocation strategy.

Each Portfolio’s investment objective is non-fundamental and may be changed by vote of the Board, without shareholder approval. A Portfolio will provide 60 days’ prior written notice of any change in a non-fundamental investment objective.

How do the Annual Portfolio Operating Expenses compare?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios. Pro forma fees and expenses, which are the estimated fees and expenses of Moderately Aggressive Portfolio after giving effect to the Reorganization, assume the Reorganization occurred on December 31, 2014. The table does not reflect fees or expenses that are, or may be, imposed under your Variable Contract or Qualified Plan. For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Founding Strategy Portfolio		Moderately Aggressive Portfolio		Moderately Aggressive Portfolio Pro Forma
Class ADV
Management Fees	%	0.10	[3]	0.21	[5,6]	0.21	[5,6]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.75		0.50		0.50
Other Expenses	%	0.03		0.07		0.03
Acquired Fund Fees and Expenses	%	0.81		0.71		0.71
Total Annual Portfolio Operating Expenses[2]	%	1.69		1.49		1.45
Waivers and Reimbursements	%	-0.20	[4]	-0.11	[7]	-0.07	[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.49		1.38		1.38

Class I
Management Fees	%	0.10	[3]	0.21	[5,6]	0.21	[5,6]
Distribution and/or Shareholder Services (12b-1) Fees	%	None		None		None
Other Expenses	%	0.03		0.07		0.03
Acquired Fund Fees and Expenses	%	0.81		0.71		0.71
Total Annual Portfolio Operating Expenses[2]	%	0.94		0.99		0.95
Waivers and Reimbursements	%	-0.05	[4]	-0.11	[7]	-0.07	[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.89		0.88		0.88

3

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
		Founding Strategy Portfolio	Moderately Aggressive Portfolio	Moderately Aggressive Portfolio Pro Forma
Class S
Management Fees	%	0.10[3]	0.21[5,6]	0.21[5,6]
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.25	0.25
Other Expenses	%	0.03	0.07	0.03
Acquired Fund Fees and Expenses	%	0.81	0.71	0.71
Total Annual Portfolio Operating Expenses[2]	%	1.19	1.24	1.20
Waivers and Reimbursements	%	-0.05[4]	-0.11[7]	-0.07[7]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.14	1.13	1.13

1.	Expense ratios have been adjusted to reflect current contractual rates.

2.	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolios’ ratio of expenses to average net assets shown in the Portfolios’ Financial Highlights, which reflects the operating expenses of the Portfolios and does not include Acquired Fund Fees and Expenses.

3.	The portion of the Management Fee attributable to the advisory services is 0.00% and the portion of the Management Fee attributable to the adminstrative services is 0.10%.

4.	The Adviser is contractually obligated to limit expenses to 1.50%, 0.90%, and 1.15% for Class ADV, Class I, and Class S shares, respectively, through May 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The Adviser is contractually obligated to waive 0.05% of the management fee through January 1, 2017. The Distributor is contractually obligated to waive 0.15% of the distribution fee for Class ADV shares through May 1, 2017. Termination or modifiction of these obligations requires approval by the Board.

5.	The Portfolio's Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments, which include, but are not limited to, exchange-traded funds, securities issued by non-investment company issuers, such as operating companies, and derivative instruments.

6.	The portion of the Management Fee attributable to the advisory services is 0.11% and the portion of the Management Fee attributable to the administrative services is 0.10%.

7.	The Adviser is contractually obligated to limit expenses to 1.38%, 0.88% and 1.13% for Class ADV, Class I and Class S shares, respectively, through at least May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Board.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Portfolios with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Examples assume that you invest $10,000 in the Portfolios for the time periods indicated. The Examples also assume that your investment had a 5% return during each year and that the Portfolios’ operating expenses remain the same. Although your actual costs may be higher or lower based on these assumptions your costs would be:

	Founding Strategy Portfolio				Moderately Aggressive Portfolio				Moderately Aggressive Portfolio Pro Forma
Class	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$152	513	899	1,981	140	460	803	1,770	140	452	786	1,729
I	$91	295	515	1,150	90	304	536	1,203	90	296	519	1,160
S	$116	373	650	1,439	115	383	670	1,490	115	374	653	1,448

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

How do the Principal Investment Strategies compare?

As the table below shows, while both Portfolios invest in a combination of Underlying Funds, there are some significant differences in the Portfolio’s investment strategies. Founding Strategy Portfolio invests in a combination of Voya mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited. Moderately Aggressive Portfolio invests primarily in a combination of Voya mutual funds sub-advised by Voya IM and other sub-advisers that are not affiliated with the Adviser, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, and Templeton Global Advisors Limited. For more information on the Underlying Funds, please see Appendix C. Founding Strategy Portfolio is passively managed, investing on a fixed-percentage basis in certain Underlying Funds. In contrast, Moderately Aggressive Portfolio is actively managed with a target allocation of 85% in equity securities and 15% in debt instruments. Moderately Aggressive Portfolio may also invest directly in derivatives and exchange-traded funds.

4

	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Investment Strategies

The Portfolio invests in a combination of Voya mutual funds sub-advised by Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, or Templeton Global Advisors Limited (“Underlying Funds”) on a fixed-percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, debt instruments and money market securities. The sub-adviser to the Underlying Funds uses a value-oriented investment approach.

The Portfolio makes equal allocations (approximately 33 1⁄3%) of its assets to the following three Underlying Funds: VY® Franklin Income Portfolio; VY® Franklin Mutual Shares Portfolio; and VY® Templeton Global Growth Portfolio.

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be rebalanced at least monthly by the Adviser.

The Portfolio invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds) that invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Portfolio uses an asset allocation strategy designed for investors saving for retirement. The Portfolio's current approximate target investment allocation (expressed as a percentage of its net assets) (“Target Allocation”) among the Underlying Funds is: 85% in equity securities; and 15% in debt instruments. As this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate from the percentages shown.

The Target Allocation is measured with reference to the primary investment strategies of the Underlying Funds; actual exposure to equity securities and debt instruments will vary from the Target Allocation if an Underlying Fund is not substantially invested in accordance with its primary investment strategy. The Portfolio may periodically deviate from the Target Allocation based on an assessment of the current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The sub-adviser (“Sub-Adviser”) may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities.

The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash and non-traditional asset classes (also known as alternative strategies) which include, but are not limited to, real estate, commodities, and floating rate loans.

Equity securities in which the Underlying Funds invest include, but are not limited to, domestic and international large-, mid-, and small-capitalization stocks (may be growth oriented, value oriented, or a blend); emerging market securities; domestic and international real estate stocks, including real estate investment trusts; and natural resource/commodity securities.

Debt instruments in which the Underlying Funds invest include, but are not limited to, domestic and international intermediate, long-term and short-term bonds; high-yield bonds commonly referred to as “junk bonds;” floating rate loans; and Treasury inflation protected securities.

The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical asset allocations, to seek to minimize risk, and to assist in managing cash.

The Portfolio may invest up to 20% of its total assets in exchange-traded funds.

The Portfolio may also allocate in the future to the following asset class: emerging markets debt

5

Founding Strategy Portfolio	Moderately Aggressive Portfolio

instruments. There can be no assurance that this allocation will occur.

The Portfolio will be rebalanced periodically to return to the Target Allocation. The Target Allocation may be changed at any time by the Sub-Adviser.

How do the Principal Risks compare?

The following table summarizes and compares the principal risks of investing in the Portfolios. You could lose money on an investment in the Portfolios. Any of the following risks, among others, could affect the Portfolios’ or an Underlying Fund’s performance or cause the Portfolios or an Underlying Fund to lose money or to underperform market averages of other funds.

Risks	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Asset Allocation. Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.	✓	✓
Call. During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond's maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio or an Underlying Fund would experience a decline in income.	✓	✓
Cash/Cash Equivalents. To the extent the Portfolio holds cash or cash equivalents, the Portfolio risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Portfolio’s performance and ability to achieve its investment objective.		✓
Commodities. The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.		✓
Company. The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.	✓	✓
Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.	✓
Credit. Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.	✓	✓
Credit Default Swaps. The Portfolio or an Underlying Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Portfolio or an Underlying Fund pays a fee to protect against the risk that a security held by the Portfolio or the Underlying Fund will default. As a seller of the swap, the Portfolio or an Underlying Fund receives payment(s) in return for its obligation to pay the counterparty the full notional value of the security in the event of a default of the security issuer. As a seller of a swap, the Portfolio or an Underlying Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio or an Underlying Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.	✓	✓

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Risks	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Currency. To the extent that the Portfolio or an Underlying Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.	✓	✓
Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio or an Underlying Fund and reduce its returns. Derivatives may not perform as expected, so the Portfolio or an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Portfolio or an Underlying Fund to the risk of improper valuation.	✓	✓
Floating Rate Loans. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans and many floating rate loans are subject to restrictions on resale.		✓
Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolio or an Underlying Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.	✓	✓
High-Yield Securities. Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.	✓	✓
Index Strategy. The index selected may underperform the overall market and an Underlying Fund might fail to track its target index. The correlation between an Underlying Fund and index performance may be affected by the Underlying Fund's expenses and the timing of purchases and redemptions of the Underlying Fund's shares. An Underlying Fund's actual holdings might not match the Index and the Underlying Fund's effective exposure to index securities at any given time may not equal 100%.		✓
Inflation-Indexed Bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.		✓

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Risks	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Interest Rate. With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Proxy Statement/Prospectus, interest rates in the United States are at or near historic lows, which may increase the Portfolio's or an Underlying Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio or Underlying Fund investments, adversely affect values, and increase a Portfolio’s or Underlying Fund’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.	✓	✓
Investment Model. Certain Underlying Funds invest based on a proprietary model managed by the manager. The manager's proprietary model may not adequately address existing or unforeseen market factors or the interplay between such factors. Certain Underlying Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for an Underlying Fund.	✓
Leverage. Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio's expenses and increase the impact of the Portfolio's other risks.	✓
Liquidity. If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the manager might wish to sell, and the security could have the effect of decreasing the overall level of an Underlying Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to an Underlying Fund.	✓	✓
Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor growth-oriented securities or may not favor equities at all. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Underlying Fund costs and impair the ability of the Underlying Fund to achieve its investment objectives.	✓	✓

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Risks	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing an Underlying Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.	✓	✓
Mortgage- and/or Asset-Backed Securities. Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by an Underlying Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.	✓
Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their NAV. In addition, because the Portfolio or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio and a proportionate share of the expenses of each Underlying Fund.	✓	✓
Prepayment and Extension. Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by an Underlying Fund later than expected which may decrease the value of the obligation and prevent an Underlying Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.	✓
Real Estate Companies and Real Estate Investment Trusts (“REITs”). Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.		✓

Risk Arbitraged Securities and Distressed Companies. Risk arbitrage securities are securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spin offs, or tender or exchange offers) or that the Sub-Adviser believes are cheap relative to an economically equivalent security of the same or another company. Distressed companies are companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy.

A merger, tender or exchange offer, or other corporate restructuring proposed at the time an Underlying Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Underlying Fund. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

✓
Short Sales. Short sales involve selling a security an Underlying Fund does not own in anticipation that the security's price will decline. When an Underlying Fund sells a security short and the price of that security rises, it creates a loss for the Underlying Fund. Short sales create leverage and could increase the volatility of an Underlying Fund's share price.	✓

9

Risks	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.	✓	✓
U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.	✓
Zero-Coupon Bonds and Pay-in-Kind Securities. Zero-coupon bonds and pay-in-kind securities may be subject to greater fluctuations in price from interest rate changes than conventional interest-bearing securities. An Underlying Fund may have to pay out the imputed income on zero-coupon bonds without receiving the actual cash currency.	✓

How does Founding Strategy Portfolio’s performance compare to Moderately Aggressive Portfolio?

The following information is intended to help you understand the risk of investing in the Portfolios. The following bar charts show the changes in the Portfolios’ performance from year to year, and the table compares the Portfolios’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolios’ performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waiver/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Portfolios’ Class ADV shares. Other class shares’ performance would be higher than Class ADV shares’ performance because of the higher expenses paid by Class ADV shares. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would have been lower. Thus you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under you Variable Contract or Qualified Plan. The Portfolios’ past performance is no guarantee of future results.

VY® Franklin Templeton Founding Strategy Portfolio - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.46% and Worst quarter: 4th, 2008, -18.66%

The Fund’s Class ADV shares’ year-to-date total return as of March 31, 2015: 1.30%.

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Voya Solution Moderately Aggressive Portfolio - Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 1st, 2012, 12.00% and Worst quarter: 3rd, 2011, -16.45%

The Fund’s Class ADV shares’ year-to-date total return as of March 31, 2015: 2.99%.

Average Annual Total Returns % (for the periods ended December 31, 2014)
		1 Year	5 Years	10 Years	Since Inception	Inception Date
Founding Strategy Portfolio
Class ADV	%	2.72	9.77	N/A	3.28	04/30/2007
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67
MSCI World IndexSM, 2%		4.94	10.20	N/A	3.23
Class I	%	3.37	10.41	N/A	3.93	04/30/2007
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67
MSCI World IndexSM, 2%		4.94	10.20	N/A	3.23
Class S	%	3.16	10.15	N/A	3.67	04/30/2007
S&P 500® Index[1]	%	13.69	15.45	N/A	6.67
MSCI World IndexSM, 2%		4.94	10.20	N/A	3.23

Moderately Aggressive Portfolio
Class ADV	%	6.09	N/A	N/A	9.33	04/30/2010
S&P Target Risk Aggressive Index[1]	%	6.38	N/A	N/A	11.09
Class I	%	6.60	N/A	N/A	9.91	04/30/2010
S&P Target Risk Aggressive Index[1]	%	6.38	N/A	N/A	11.09
Class S	%	6.33	N/A	N/A	9.63	04/30/2010
S&P Target Risk Aggressive Index[1]	%	6.38	N/A	N/A	11.09

1.	The index returns do not reflect deductions for fees, expenses, or taxes.

2.	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

How do certain characteristics of the Portfolios compare?

The following table compares certain characteristics of the Portfolios as of December 31, 2014

	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Net Assets	$895.2 million	$32.1 million

Portfolio Turnover Rate	10	71

How does the management of the Portfolios compare?

The following table describes the management of the Portfolios.

	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Investment Adviser	Directed Services LLC (“DSL”)	DSL

Management Fee (as a percentage of average daily net assets)	0.10%[1]	Direct Investments[2] 0.40% Underlying Funds[3] 0.20%

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	Founding Strategy Portfolio	Moderately Aggressive Portfolio
Sub-Adviser	N/A	Voya Investment Management Co. LLC (“Voya IM”)

Sub-Advisory Fee (as a percentage of average daily net assets)	N/A	Direct Investments[2] 0.13500% Underlying Funds[3] 0.04500%

Portfolio Managers	N/A	Halvard Kvaale (since 08/12) Frank van Etten (since 08/13) Paul Zemsky (since 04/10)

Distributor	Voya Investments Distributor, LLC (“Distributor”)	Distributor

1.	The Adviser is contractually obligated to waive 0.05% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Board.

2.	"Direct Investments" shall mean assets which are not Underlying Funds.

3.	"Underlying Funds" shall mean open-end investment companies registered under the 1940 Act within the Voya fund complex. The term, "fund complex" shall have the same meaning as defined in Item 17 of Form N-1A as it was in effect on November 18, 2014.

Adviser to the Portfolios

DSL, a Delaware limited liability company, serves as the investment adviser to each of the Portfolios. DSL has overall responsibility for the management of the Portfolios. DSL provides or oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. DSL is registered with the SEC as an investment adviser and with Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.

The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. (formerly, ING U.S., Inc.) Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. DSL's principal office is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 2014, DSL managed approximately $42.8 billion in registered investment company assets.

Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.

In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Adviser and Sub-Adviser(s) provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Adviser or a current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

12

On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Adviser represented that the investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the investment advisory and affiliated sub-advisory agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on these new agreements with the Adviser and affiliated sub-advisers.

In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.

Sub-Advisers to the Portfolios

The Adviser may engage one or more sub-advisers to provide the day-to-day management of the Portfolios’ portfolio. The Adviser has not appointed, and does not intend to appoint, a sub-adviser for Founding Strategy Portfolio. The Adviser has engaged a sub-adviser, Voya IM, to provide the day-to-day management of Moderately Aggressive Portfolio's portfolio. Voya IM is an affiliate of the Adviser.

The Adviser acts as a “manager-of-managers” for the Portfolios. The Adviser has ultimate responsibility, subject to the oversight of the Portfolios’ Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolios and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolios’ Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).

Consistent with the “manager-of-managers” structure, the Adviser delegates or may delegate to a sub-advisers the responsibility for asset allocation amongst the underlying funds, subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolios. Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolios’ Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolios’ assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of the Portfolios or add a new sub-adviser to the Portfolios, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of a Portfolio and a change to the investment strategies of the Portfolio.

Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser or a Portfolio’s Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of a Portfolio.

The “manager-of-managers” structure and reliance on the exemptive relief has been approved by each Portfolio’s shareholders.

Voya IM, a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. Voya IM is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. Voya IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of Voya IM is located at 230 Park Avenue, New York, New York 10169. As of December 31, 2014, Voya IM managed approximately $85.5 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Portfolios.

Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM's Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

Frank van Etten, Portfolio Manager, is Deputy Head of the Multi-Asset Strategies and Solutions group and manages the research and investment teams that design and implement investment products and solutions with asset allocation, manager selection and/or structured investment components. He joined Voya IM in 2002 as an investment manager of structured products.

Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM's Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.

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Distributor

The Distributor is the principal underwriter and distributor of each Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034.

The Distributor is a member of FINRA. To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.

What are the key differences in the rights of shareholders of Founding Strategy Portfolio and Moderately Aggressive Portfolio?

Founding Strategy Portfolio is organized as a separate series of Voya Investors Trust, an open-end management investment company organized as a Massachusetts business trust. Moderately Aggressive Portfolio is organized as a separate series of Voya Partners, Inc., an open-end management investment company organized as a Maryland corporation. Both Portfolios are governed by a board of trustees/directors consisting of 11 members. For more information on the history of Voya Investors Trust and Voya Partners, Inc., see the Statement of Additional Information for Founding Strategy Portfolio dated May 1, 2015 and the Statement of Additional Information for Moderately Aggressive Portfolio dated May 1, 2015, respectively.

The key differences are described in the table below.

Founding Strategy Portfolio	Moderately Aggressive Portfolio
Shareholders may elect Trustees by the vote of a plurality of votes cast at any shareholder meeting called for that purpose, to the extent required by the 1940 Act	At any meeting of shareholders duly called for the purpose and only as required by the 1940 Act, shareholders may elect Directors by the vote of a majority of all the shares entitled to vote.

A Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective. Trustees may also be removed at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares or by a written declaration executed, without a meeting, by the holders of not less than two-thirds of the outstanding shares.

At any meeting of shareholders duly called for the purpose, shareholders have the power to remove Directors by the vote of a majority of all the shares entitled to vote. Directors of a Maryland corporation do not have the power to remove Directors.

The Trust or any series or class thereof may be terminated by the affirmative vote of a majority of the Trustees.

The liquidation of a particular series in which there are shares then outstanding may be authorized by a vote of a majority of the Directors then in office, subject to the approval of a majority of the outstanding shares of a series. The Corporation may be dissolved upon a vote of a majority of the outstanding shares.

A majority of the Trustees have the power to amend the Declaration of Trust, except that no amendment to the Declaration of Trust that would materially adversely affect the rights of shareholders may be made without the approval of a majority of shares outstanding and entitled to vote.

In general, amendments to the Articles of Incorporation must be approved by the Directors and by the affirmative vote of a majority of the outstanding shares, except that no action affecting the validity or assessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Because Founding Strategy Portfolio is organized as a series of a Massachusetts business trust and Moderately Aggressive Portfolio is organized as a series of a Maryland corporation, there are some differences between the rights of shareholders of each Portfolio under state law. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the business trust. However, Founding Strategy Portfolio’s Declaration of Trust disclaims liability of any shareholder in connection with persons extending credit to, contracting with or having any claim against the Trust. It also provides for indemnification by the Trust of any shareholder (or former shareholder)

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of any series of the Trust that is charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason. Pursuant to Maryland law, shareholders of Moderately Aggressive Portfolio generally have no personal liability as such for the Portfolio’s acts or obligations.

Additional Information about the Portfolios

Dividends and Other Distributions

Each Portfolio declares and pays dividends from net investment income at least annually. Each Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolios at the NAV of such shares on the payment date unless a Participating Insurance Company’s Separate Account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s distributions may constitute a return of capital.

To comply with federal tax regulations, the Portfolios may also pay an additional capital gains distribution.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of December 31, 2014 and on a pro forma basis as of December 31, 2014, giving effect to the Reorganization

	Founding Strategy Portfolio	Moderately Aggressive Portfolio	Adjustments	Moderately Aggressive Portfolio Pro Forma
Class A
Net Assets	$13,439,933	20,019,613	-	33,459,546
Net Asset Value Per Share	$10.76	13.03	-	13.03
Shares Outstanding	1,249,395	1,536,336	(217,934)[1]	2,567,797

Class I
Net Assets	$3,033,693	56,380	-	3,090,073
Net Asset Value Per Share	$11.04	13.23	-	13.23
Shares Outstanding	274,914	4,260	(45,610)[1]	233,564

Class S
Net Assets	$878,803,036	11,314,735	-	890,117,771
Net Asset Value Per Share	$10.98	13.13	-	13.13
Shares Outstanding	80,067,882	861,879	(13,136,958)[1]	67,792,803

1.	Reflects new shares issued, net of retired shares of Founding Strategy Portfolio. (Calculation: Net Assets ÷ NAV per share.)

Additional Information about the Reorganization

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below. For more detailed information on the terms of the Reorganization, please see the form of Reorganization Agreement included in Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Founding Strategy Portfolio in exchange for shares of capital stock of Moderately Aggressive Portfolio and the assumption by Moderately Aggressive Portfolio of all of Founding Strategy Portfolio’s liabilities; and (ii) the distribution of shares of Moderately Aggressive Portfolio to shareholders of Founding Strategy Portfolio, as provided for in the Reorganization Agreement. Founding Strategy Portfolio will then be liquidated.

Each shareholder of Class ADV, Class I and Class S shares of Founding Strategy Portfolio will hold, immediately after the Closing, the corresponding share class of Moderately Aggressive Portfolio having an aggregate value equal to the aggregate value of the shares of Founding Strategy Portfolio held by that shareholder as of the close of business on the Closing Date.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Founding Strategy Portfolio and that each Portfolio receives an opinion from the law firm of Ropes & Gray LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds. Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

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Expenses of the Reorganization

The expenses of the Reorganization will be paid by the Adviser (or an affiliate). The expenses of the Reorganization are one-time, nonrecurring and include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be $159,100 and do not include the transition costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

If the Reorganization is approved by shareholders, DSL is expected to redeem Founding Strategy Portfolio’s holdings (shares of Underlying Funds) shortly prior to the Closing Date to prepare for the Reorganization. The proceeds of such sales are expect to be invested in the Underlying Funds and direct investments that Voya IM wishes for Moderately Aggressive Portfolio to hold and in temporary investments, which will be delivered to Moderately Aggressive Portfolio at the Closing Date. DSL anticipates engaging a transition manager to align certain holdings.

Costs of portfolio transitions are measured using implementation shortfall, which measures the change between the market value of a portfolio at the close of the market the day before any trading related to the portfolio transition occurs and the actual price at which the trades are executed during the portfolio transition. Implementation shortfall includes both explicit and implicit transition costs. The explicit costs include brokerage commissions, fees, and taxes. The explicit transition costs are estimated to be $1,800 and will be paid by the Adviser or its affiliates. All the other costs of transitioning the Portfolios are considered implicit costs. These include spread costs, market impact costs, and opportunity costs. Quantifying implicit costs is difficult and involves some degree of subjective determinations. These implicit costs will be borne by the Portfolios.

During the transition period, Founding Strategy Portfolio might not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. After the Closing, Voya IM, as the sub-adviser to Moderately Aggressive Portfolio, may also sell portfolio holdings that it acquired from Founding Strategy Portfolio, and Moderately Aggressive Portfolio may not be immediately fully invested in accordance with its stated investment strategies. In addition, each Portfolio may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and exchange-traded funds, and enter into and close futures contracts or other derivative transactions. Such sales and purchases by the Portfolio during the transition period may be made at a disadvantageous time and could result in potential losses to the Portfolios.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Code. Accordingly, pursuant to this treatment, neither Founding Strategy Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, nor Moderately Aggressive Portfolio nor the Separate Accounts and Qualified Plans as its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the closing of the Reorganization, the Portfolios will receive an opinion from tax counsel to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications, the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.

Prior to the Closing Date, Founding Strategy Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a distribution consisting of any undistributed investment company taxable income, any net tax-exempt income, and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date, including portfolio transitions in connection with the Reorganization. Variable Contract Holders and Plan Participants are not expected to recognize any income or gains for federal income tax purposes from this cash distribution.

Future Allocation of Premiums

Shares of Founding Strategy Portfolio have been purchased at the direction of Variable Contract Holders by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Founding Strategy Portfolio will be allocated to Moderately Aggressive Portfolio.

What is the Board’s recommendation?

Based upon its review, the Board, including a majority of the Trustees/Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees/Directors”), determined that the Reorganization would be in the best interests of the Portfolios and their shareholders. In addition, the Board determined that the interests of the shareholders of the Portfolios would not be diluted as a result of the Reorganization.

Accordingly, after consideration of such factors and information it considered relevant, the Board, including a majority of the Independent Trustees/Directors approved the Reorganization Agreement and voted to recommend to shareholders that they approve the Reorganization Agreement. The Board is therefore recommending that Founding Strategy Portfolio’s shareholders vote “FOR” the Reorganization Agreement.

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What factors did the Board consider?

The Board considered the Reorganization as part of its overall consideration of what would be in the best interest of Founding Strategy Portfolio and its shareholders. The Board determined that Founding Strategy Portfolio would benefit from being combined into Moderately Aggressive Portfolio under the day-to-day management of Voya IM.

The Board, in approving the Reorganization, considered a number of factors, including, but not limited to, the following: an analysis of Voya IM as a sub-adviser that will continue to sub-advise Moderately Aggressive Portfolio after the Reorganization; a presentation from DSL regarding the Reorganization, intending to, among other things, provide an alternative for Founding Strategy Portfolio given the proposed reorganization of one of its three Underlying Funds; DSL’s analysis of potential alternative portfolios that could have served as a merger partner for Founding Strategy Portfolio (other than Moderately Aggressive Portfolio) and why Moderately Aggressive Portfolio should serve as the merger partner for Founding Strategy Portfolio; the fact that each Portfolio invests primarily in Underlying Funds that in turn invest directly in securities; the performance of Founding Strategy Portfolio as compared to the performance of Moderately Aggressive Portfolio in the year-to-date, one-year and three-year time periods; the performance of Founding Strategy Portfolio as compared to its Morningstar, Inc. (“Morningstar”) peer group and the performance of Moderately Aggressive Portfolio as compared to its Morningstar peer group; the lower net expense ratios that current shareholders of Founding Strategy Portfolio are expected to experience as a result of the Reorganization; the similarities in the Portfolios’ fee structures; the benefits shareholders of Founding Strategy Portfolio would receive due to the lower expense limit for Moderately Aggressive Portfolio; the consideration of representations from the Portfolios’ Chief Investment Risk Officer, including his analysis of Moderately Aggressive Portfolio as a candidate to replace Founding Strategy Portfolio; the similarities in and differences between the Portfolios’ investment objectives and investment strategies; the larger combined asset size of the two Portfolios, which would likely provide greater scale and an enhanced potential to maintain long-term scale benefits for the shareholders of both Portfolios; the Board’s determination that the Reorganization is in the best interest of Founding Strategy Portfolio; the net revenue benefits for DSL and its affiliates that would result from the Reorganization; Management’s representations that direct and indirect costs relating to the Reorganization will be borne by DSL or its affiliates and will not be borne by either Portfolio or its shareholders; that implicit transaction costs are uncertain and will be borne by the Founding Strategy Portfolio; the expected tax consequences of the Reorganization to Founding Strategy Portfolio and its shareholders, including that the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; and the Board’s determination that the Reorganization will not dilute the interests of the shareholders of Founding Strategy Portfolio. Different Board members may have given different weight to different individual factors and related conclusions.

What is the required vote?

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

Approval of the Reorganization Agreement is not contingent upon shareholder approval by shareholders of Mutual Shares Portfolio of the Mutual Shares Portfolio Reorganization as described above in the section entitled “Why is a Reorganization proposed?”

What happens if shareholders do not approve the Reorganization?

If shareholders of Founding Strategy Portfolio do not approve the Reorganization, the Board will determine what additional action should be taken.

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Founding Strategy Portfolio’s shareholders.

How is my proxy being solicited?

Solicitation of proxies or voting instructions is being made primarily by the mailing of the Notice of Special Meeting, this Proxy Statement/Prospectus, and the Proxy Ballot or Voting Instruction Card on or about June 19, 2015. In addition to the solicitation of proxies by mail, employees of the Adviser and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

What happens to my proxy once I submit it?

The Board has named Huey P. Falgout, Jr., Secretary, Theresa K. Kelety, Assistant Secretary, and Todd Modic, Assistant Secretary, or one or more substitutes designated by them, as proxies who are authorized to vote Portfolio shares as directed by shareholders.

Can I revoke my proxy after I submit it?

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the Portfolio a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy or voting instruction previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your Proxy Ballot or Voting Instruction Card but do not vote on the proposals, your proxies will vote on the proposals as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment, including on any proposal to adjourn the meeting. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposals discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

Each shareholder of Founding Strategy Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Thirty percent (30%) of the outstanding shares present in person or by proxy shall constitute a quorum.

Adjournments

If a quorum is not present at the Special Meeting, if there are insufficient votes to approve any proposal, or for any other reason deemed appropriate by your proxies, your proxies may propose one or more adjournments of the Special Meeting to permit additional time for the solicitation of proxies, in accordance with the organizational documents of Voya Investors Trust and applicable law. Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment. The persons named as proxies will vote in favor of such adjournments in their discretion.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, then the shares represented by such abstention or non-vote will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. However, abstentions and broker non-votes will be disregarded in determining the “votes cast” on a proposal and will have the effect of a vote against the Reorganization.

Additional Voting Information

The Separate Accounts and Qualified Plans are the record owners of the shares of the Portfolios. The Qualified Plans and Separate Accounts will vote Founding Strategy Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans. Founding Strategy Portfolio does not impose any requirement that a minimum percentage of voting instructions be received, before counting the Separate Accounts and Qualified Plans as the Founding Strategy Portfolio’s shareholders in determining whether a quorum is present.

Where Variable Contract Holders and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Separate Accounts will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract Holders and Plan Participants who voted. The effect of proportional voting is that if a large number of Variable Contract Holders and Plan Participants fail to give voting instructions, a small number of Variable Contract Holders and Plan Participants may determine the outcome of the vote. Because a significant percentage of Founding Strategy Portfolio’s shares are held by Separate Accounts, which use proportional voting, the presence of such Separate Accounts at the Special Meeting shall be sufficient to constitute a quorum for the transaction of business at the Special Meeting.

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How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of Founding Strategy Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
Class ADV	1,261,524.479
Class I	340,951.224
Class S	75,919,590.450
Total	77,522,066.153

Shares have no preemptive or subscription rights. To the knowledge of the Adviser, as of the Record Date, no current Trustee/Director owns 1% or more of the outstanding shares of any class of the Portfolio, and the officers and Trustees/Directors own, as a group, less than 1% of the shares of any class of the Portfolio.

Appendix D hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of Founding Strategy Portfolio or Moderately Aggressive Portfolio.

Can shareholders submit proposals for a future shareholder meeting?

The Portfolio is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. A shareholder proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted in a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Portfolio shareholder of record, unless the Portfolio has received contrary instructions from one or more of the household’s shareholders. If you need an additional copy of this Proxy Statement, please contact Shareholder Services at (800) 992-0180. If in the future, you do not wish to combine or wish to recombine the mailing of a proxy statement with household members, please inform the Portfolio in writing at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona, 85258-2034 or via telephone at (800) 992-0180.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed Proxy Ballot or Voting Instruction Card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your Proxy Ballot or Voting Instruction Card.

Huey P. Falgout, Jr.
Secretary

June 19, 2015

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

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APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 12th day of March, 2015, by and between Voya Partners, Inc. (“VPI”), a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Company”), on behalf of its series, Voya Solution Moderately Aggressive Portfolio (the “Acquiring Portfolio”), and Voya Investors Trust (“VIT”), a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258 (the “Trust”), on behalf of its series, VY® Franklin Templeton Founding Strategy Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Adviser Class (“Class ADV”), Class I, and Class S voting shares of capital stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Directors of the Acquiring Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraphs 1.2 and 1.3 herein, by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Portfolio has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraphs 1.2 and 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.    TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class ADV, Class I, and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.  The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3. The Acquired Portfolio will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all of the liabilities of the Acquired Portfolio whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, if any, and realized net capital gain, if any, for the current taxable year through the Closing Date and any other amounts necessary to be distributed in order to eliminate any excise tax liability under Section 4982 of the Code.

1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio’s shareholders of record with respect to its Class ADV, Class I, and Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within each class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1. In addition, as soon as is reasonably

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practicable after the Closing, the Acquired Portfolio will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”). The aggregate net asset value of Class ADV, Class I, and Class S Acquiring Portfolio Shares to be so credited to shareholders of Class ADV, Class I, and Class S shares of the Acquired Portfolio shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio of that same class owned by such shareholders on the Closing Date. All issued and outstanding Class ADV, Class I, and Class S Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class ADV, Class I, and Class S shares of the Acquired Portfolio will represent a number of shares of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class ADV, Class I, and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for the filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio until the Acquired Portfolio completes its liquidation and dissolves. Thereafter, any such reporting responsibilities shall be the responsibility of the Acquiring Portfolio’s adviser on behalf of the Acquired Portfolio.

2.    VALUATION

2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends and deduction for any expenses of the reorganization contemplated hereby to be paid by the Acquired Portfolio on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.2. The net asset value of Class ADV, Class I, and Class S Acquiring Portfolio Shares shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Directors.

2.3. The number of the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class ADV, Class I, and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the Acquiring Portfolio Shares of the same class, determined in accordance with paragraph 2.2.

2.4. All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent registered public accounting firm.

3.    CLOSING AND CLOSING DATE

3.1. The Closing Date shall be August 14, 2015 or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2. The Acquired Portfolio shall direct the Bank of New York Mellon, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

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3.3. The Acquired Portfolio shall direct BNY Mellon Investment Servicing (U.S.) Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class ADV, Class I, and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.   REPRESENTATIONS AND WARRANTIES

4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of VIT, VIT, on behalf of the Acquired Portfolio, represents and warrants to VPI as follows:

(a)   The Acquired Portfolio is duly organized as a series of VIT, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under VIT’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)   VIT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)   The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)   The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VIT’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VIT, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VIT, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)   All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio at or prior to the Closing Date;

(h)   Except as otherwise disclosed in writing to and accepted by VPI, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets or any person whom the Acquired Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VIT, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

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(i)   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2014 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. generally accepted accounting principles (“U.S. GAAP”), and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)   Since December 31, 2014, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)   On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)   For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income, net tax-exempt income and net capital gain for each of (i) any prior taxable year for which any such dividend and related distribution are still timely and (ii) the period ending on the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(m)   All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration or qualification requirements of federal and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VIT, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)   The information to be furnished by VIT, on behalf of the Acquired Portfolio, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority) that may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

(p)   The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(r)    On the Closing Date, the Acquired Portfolio will have sold such of its assets, if any, as are necessary based on information provided by the Acquiring Portfolio and contingent on the accuracy of such information to assure that, after giving

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effect to the acquisition of the assets of the Acquired Portfolio pursuant to this Agreement, the Acquiring Portfolio, if classified as a “diversified company” within the meaning of Section 5(b)(1) of the 1940 Act, will remain a “diversified company” and in compliance in all material respects with such other investment restrictions as are set forth in the Acquiring Portfolio Prospectus, as amended through the Closing Date.

4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of VPI, VPI, on behalf of the Acquiring Portfolio, represents and warrants to VIT as follows:

(a)  The Acquiring Portfolio is duly organized as a series of VPI, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under VPI’s Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)   VPI is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, are in full force and effect;

(c)   No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)   The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)   On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)   The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VPI’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which VPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VPI, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)   Except as otherwise disclosed in writing to and accepted by VIT, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VPI, on behalf of the Acquiring Portfolio, or any of its properties or assets, or any person whom the Acquiring Portfolio may be obligated to indemnify in connection with such litigation, proceeding or investigation, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VPI, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)   The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2014 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with consistently applied U.S. GAAP, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)   Since December 31, 2014, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)   On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been timely filed and are or will be correct and complete in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

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(k)   For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income, net tax-exempt income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and has met the diversification and other requirements of Section 817(h) of the Code and the Treasury Regulations promulgated thereunder (including Treasury Regulations Section 1.817-5);

(l)   All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquiring Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquiring Portfolio, as provided in paragraph 3.3. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Directors of VPI, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)   The Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)   The information to be furnished by VPI, on behalf of the Acquiring Portfolio, for use in the registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)   That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials with respect to the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, as of the date of this Agreement: (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder. Additionally, and through the Closing Date, to the extent any statement included in the Registration Statement, as supplemented or amended, relating to the Acquiring Portfolio Shares issuable hereunder that was not misleading becomes misleading based on events that occur after the date of this Agreement, the Acquiring Portfolio will, within a commercially reasonable amount of time, inform the Acquired Portfolio.

5.    COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. The Acquired Portfolio covenants that the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio’s shares.

5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

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5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7. The Acquiring Portfolio will advise the Acquired Portfolio promptly if at any time prior to the Closing Date the assets of the Acquired Portfolio include any securities that the Acquiring Portfolio is not permitted to acquire.

5.8. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class ADV, Class I, and Class S Acquiring Portfolio Shares received at the Closing.

5.9. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.10. VIT, on behalf of the Acquired Portfolio, covenants that VIT will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VPI, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) VIT’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) VPI’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.11. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of VIT, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at VIT’s election, to the performance by VPI, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1. All representations and warranties of VPI, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2. VPI, on behalf of the Acquiring Portfolio shall have delivered to VIT a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to VIT and dated as of the Closing Date, to the effect that the representations and warranties of VPI, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as VIT shall reasonably request; and

6.3. VPI, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VPI, on behalf of the Acquiring Portfolio, on or before the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of VPI, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at VPI’s election, to the performance by VIT, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1. All representations and warranties of VIT, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2. VIT, on behalf of the Acquired Portfolio shall have delivered to VPI, on behalf of the Acquiring Portfolio, (i) a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VIT, (ii) a statement of the respective tax basis of each investment transferred by the Acquired Portfolio to Acquiring Portfolio, and (iii) copies of all relevant tax books and records;

7.3. VIT, on behalf of the Acquired Portfolio shall have delivered to VPI, on behalf of the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to VPI and dated as of the Closing Date, to the effect that the representations and warranties of VIT, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as VPI shall reasonably request;

7.4. VIT, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VIT, on behalf of the Acquired Portfolio, on or before the Closing Date; and

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7.5. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, all of its net tax-exempt income, if any, and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any prior taxable year if still timely under Section 855 of the Code, to the extent not otherwise already distributed.

8.   FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to VIT, on behalf of the Acquired Portfolio, or VPI, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of VIT’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to VPI. Notwithstanding anything herein to the contrary, neither VPI, on behalf of the Acquiring Portfolio, nor VIT, on behalf of the Acquired Portfolio, may waive the conditions set forth in this paragraph 8.1;

8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by VPI, on behalf of the Acquiring Portfolio, or VIT, on behalf of the Acquired Portfolio to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5. The parties shall have received the opinion of Tax Counsel addressed to VPI and VIT substantially to the effect that, based upon certain facts, assumptions, representations and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, the transaction contemplated by this Agreement shall constitute a tax-free reorganization within the meaning of Section 368(a)(1) of the Code for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Tax Counsel of representations it shall request of VPI and VIT. Notwithstanding anything herein to the contrary, VPI and VIT may not waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

9.1. VIT, on behalf of the Acquired Portfolio, and VPI, on behalf of the Acquiring Portfolio, each represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. The expenses relating to the proposed Reorganization will be borne by the investment adviser of the Acquired Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.   The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.   The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11. TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by mutual agreement of the parties. This Agreement may also be terminated and the transactions contemplated hereby may be abandoned by either party: (i) if the Closing shall not have occurred on or before November 30, 2015, unless such date is

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extended by mutual agreement of the parties; or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors/Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of VPI and VIT; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by VIT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class ADV, Class I, and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

Voya Partners, Inc.

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

Voya Investors Trust

7337 East Doubletree Ranch Road

Suite 100

Scottsdale, Arizona 85258-2034

Attn: Huey P. Falgout, Jr.

With a copy to:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Attn: Elizabeth Reza

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

14.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, Directors, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or the corporate property of the Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of VIT or the Articles of Incorporation of VPI, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

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APPENDIX B: ADDITIONAL INFORMATION REGARDING VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO

Portfolio Holdings Information

A description of Moderately Aggressive Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio’s Statement of Additional Information dated May 1, 2015. Portfolio holdings information can be reviewed online at www.voyainvestments.com.

How Shares Are Priced

The net asset value (“NAV”) per share for each class of Moderately Aggressive Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. Moderately Aggressive Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of Moderately Aggressive Portfolio is calculated by taking the value of the Portfolio's assets attributable to that class, subtracting the Portfolio's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, Moderately Aggressive Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board. Such procedures provide, for example, that:

•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.

•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.

•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.

•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.

•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.

•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and Moderately Aggressive Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.

•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which Moderately Aggressive Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing

29

service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine Moderately Aggressive Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in Moderately Aggressive Portfolio.

When your Variable Contract or Qualified Plan is buying shares of Moderately Aggressive Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Plan Participant is received in proper form. When the Variable Contract owner or Plan Participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Plan Participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by a Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.

How to Buy and Sell Shares

Moderately Aggressive Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. Moderately Aggressive Portfolio may not be available as investment options in your Variable Contract, through your Qualified Plan or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating Insurance Companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf.

Moderately Aggressive Portfolio currently does not foresee any disadvantages to investors if it serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contract Holders, Plan Participants, and other permitted investors for which a Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract Holders, Plan Participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require Plan Participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

Moderately Aggressive Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. Moderately Aggressive Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

Distribution and Shareholder Service Plans

Moderately Aggressive Portfolio has a distribution plan pursuant to Rule 12b-1 (“Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act for Class ADV shares. These payments are made to the Distributor on an ongoing basis as compensation for services the Distributor provides and expenses it bears in connection with the marketing and other fees to support the sale and distribution of Class ADV shares of Moderately Aggressive Portfolio. Under the Distribution Plan, Moderately Aggressive Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares.

Moderately Aggressive Portfolio has a shareholder service plan (“Service Plan”) for its Class ADV and Class S shares. These payments are made to the Distributor in connection with shareholder services rendered to Moderately Aggressive Portfolio shareholders and the maintenance of shareholders’ accounts. The Service Plan allows the Company to enter into shareholder servicing agreements with insurance companies, broker dealers (including the Adviser) and other financial intermediaries that provide shareholder and administrative services relating to Class ADV and Class S shares of Moderately Aggressive Portfolio and their shareholders, including Variable Contract Holders or Plan Participants with interests in the Portfolio. Under the

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Service Plan, Moderately Aggressive Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to each of its Class ADV and Class S shares.

Because these distribution and shareholder service fees are paid out of Moderately Aggressive Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Frequent Trading - Market Timing

Moderately Aggressive Portfolios is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of Moderately Aggressive Portfolio. Shares of Moderately Aggressive Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies, and as investment options for Qualified Plans. Moderately Aggressive Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary or that a Portfolio determines not to be in the best interest of the Portfolio.

Moderately Aggressive Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading. Moderately Aggressive Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

Moderately Aggressive Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of Moderately Aggressive Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on a Portfolio's performance.

Because some Underlying Funds invest in foreign securities, they may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time an Underlying Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Underlying Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Underlying Funds based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in Underlying Funds which do not invest in foreign securities. For example, if trading in a security held by an Underlying Fund is halted and does not resume prior to the time the Underlying Fund calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, Underlying Funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Underlying Funds have adopted fair valuation policies and procedures intended to reduce the Underlying Funds' exposure to price arbitrage, stale pricing and other potential pricing discrepancies; however, to the extent that an Underlying Fund does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Underlying Funds' shares, which negatively affects long-term shareholders.

Although the policies and procedures known to Moderately Aggressive Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in Moderately Aggressive Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of Moderately Aggressive Portfolio's shareholders.

Payments to Financial Intermediaries

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from a Portfolio's Distribution and/or Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. In addition, the Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to Moderately Aggressive Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of Moderately Aggressive Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.

For non-affiliated insurance companies and Qualified Plans, payments from Moderately Aggressive Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Adviser and/or Distributor generally are based

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upon an annual percentage of the average net assets held in Moderately Aggressive Portfolio by those companies. The Adviser and Distributor may make payments for administrative, record keeping, or other services that insurance companies or Qualified Plans provide to facilitate investment in Moderately Aggressive Portfolio. These payments as well as payments from Moderately Aggressive Portfolio's Distribution and/or Service Plans (if applicable) may also provide incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans, and thus they may promote the distribution of the shares of the Portfolio.

As of the date of this Proxy Statement/Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: Zürich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company. Fees payable under these agreements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in a Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.

The insurance companies issuing Variable Contracts or Qualified Plans that use Moderately Aggressive Portfolio as investment options may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract Holders. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. Moderately Aggressive Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract Holders should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Plan Participants should consult with their pension servicing agent.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

Dividends, Distributions, and Taxes

Dividends and Distributions

Moderately Aggressive Portfolio declares and pays dividends from net investment income at least annually. Moderately Aggressive Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of Moderately Aggressive Portfolio at the NAV of such shares on the payment date unless a Participating Insurance Company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of Moderately Aggressive Portfolio's distributions may constitute a return of capital.

To comply with federal tax regulations, Moderately Aggressive Portfolio may also pay an additional capital gains distribution.

Tax Matters

Variable Contract Holders should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.

Moderately Aggressive Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, Moderately Aggressive Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.

Moderately Aggressive Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from Moderately Aggressive Portfolio to the insurance company's separate accounts.

Since the sole shareholders of Moderately Aggressive Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

See the Statement of Addition Information dated May 1, 2015 for further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTACT.

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FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the financial performance of each applicable share class of Moderately Aggressive Portfolio for the past five years or, if shorter, the period of the operations. Certain information reflects financial results for a single share. The total returns represent the rate that an investor would have earned (or lost) on an investment in a share of the Portfolio (assuming reinvestment of all dividends and distributions). This information has been derived from the Portfolio’s financial statements that were audited by KPMG LLP, an independent registered public accounting firm. The report of KPMG LLP, along with the financial statements included in the annual shareholder report dated December 31, 2014, are incorporated herein by reference.

		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total Distributions	Payments from distribution settlement/ affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)	Expenses net of all reductions /additions (2)(3)(4)	Net investment income (loss) (2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
12-31-14	13.38	0.12●	0.67	0.79	0.20	0.94	—	1.14	—	13.03	6.09	0.78	0.67	0.67	0.89	20,020	71
12-31-13	11.61	0.10●	2.23	2.33	0.21	0.35	—	0.56	—	13.38	20.42	0.80	0.63	0.63	0.78	16,945	79
12-31-12	10.25	0.11●	1.42	1.53	0.12	0.05	—	0.17	—	11.61	15.07	0.73	0.62	0.62	0.98	13,603	70
12-31-11	10.89	0.21●	(0.79)	(0.58)	0.02	0.04	—	0.06	—	10.25	(5.29)	0.62	0.62	0.62	1.96	9,527	83
04-30-10(5) – 12-31-10	10.00	0.11●	0.78	0.89	—	—	—	—	—	10.89	8.90	0.62	0.62	0.62	1.57	4,677	26

Class I
12-31-14	13.56	0.31●	0.56	0.87	0.26	0.94	—	1.20	—	13.23	6.60	0.28	0.17	0.17	2.39	56	71
12-31-13	11.74	0.15	2.28	2.43	0.26	0.35	—	0.61	—	13.56	21.10	0.30	0.13	0.13	1.19	4	79
12-31-12	10.34	0.16	1.44	1.60	0.15	0.05	—	0.20	—	11.74	15.62	0.23	0.12	0.12	1.42	4	70
12-31-11	10.94	0.23	(0.77)	(0.54)	0.02	0.04	—	0.06	—	10.34	(4.84)	0.12	0.12	0.12	2.16	3	83
04-30-10(5) – 12-31-10	10.00	0.16	0.78	0.94	—	—	—	—	—	10.94	9.40	0.12	0.12	0.12	2.50	3	26

Class S
12-31-14	13.47	0.15	0.68	0.83	0.23	0.94	—	1.17	—	13.13	6.33	0.53	0.42	0.42	1.04	11,315	71
12-31-13	11.67	0.12●	2.27	2.39	0.24	0.35	—	0.59	—	13.47	20.84	0.55	0.38	0.38	0.96	11,871	79
12-31-12	10.30	0.14●	1.42	1.56	0.14	0.05	—	0.19	—	11.67	15.28	0.48	0.37	0.37	1.29	9,256	70
12-31-11	10.92	0.23●	(0.79)	(0.56)	0.02	0.04	—	0.06	—	10.30	(5.05)	0.37	0.37	0.37	2.20	5,379	83
04-30-10(5) – 12-31-10	10.00	0.10●	0.82	0.92	—	—	—	—	—	10.92	9.20	0.37	0.37	0.37	1.46	1,438	26

1.	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

2.	Annualized for periods less than a year.

3.	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

4.	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

5.	Commencement of operations.

●	Calculated using average number of shares outstanding throughout the period.

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APPENDIX C: KEY INFORMATION ABOUT THE UNDERLYING FUNDS

The Portfolios seek to meet their investment objectives by allocating their assets among the Underlying Funds. Because the Portfolios invest in the Underlying Funds, shareholders will be affected by the investment strategies of each Underlying Fund. Information is provided below as of the date of this Prospectus regarding each Underlying Fund, including its investment adviser, sub-adviser, investment objective, main investments and main risks. This information is intended to provide potential investors in the Portfolios with information that they may find useful in understanding the investment history and risks of the Underlying Funds.

You should note that the adviser or sub-adviser (if applicable) may or may not invest in each of the Underlying Funds listed. Further, over time, the Portfolios will alter their allocation of assets among the Underlying Funds and may add or remove Underlying Funds that are considered for investment. Therefore, it is not possible to predict the extent to which the Portfolios will be invested in each Underlying Fund at any one time. As a result, the degree to which the Portfolios may be subject to the risks of a particular Underlying Fund will depend on the extent to which the Portfolios have invested in the Underlying Fund.

Founding Strategy Portfolio

Underlying Fund: VY® Franklin Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Main Investments: The portfolio invests in a diversified portfolio of debt instruments and equity securities. Debt instruments include all varieties of fixed, floating, and variable rate instruments including secured and unsecured bonds, bonds convertible into common stocks, mortgage- and asset-backed securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks, and convertible securities, among others. However, the equity securities in which the portfolio invests consist primarily of common stocks. The portfolio may invest up to 100% of its total assets in debt instruments that are rated below investment-grade (“junk bonds”). The portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations. The portfolio may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts. The portfolio is limited in this ability to 25% of its net assets. The portfolio may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. The portfolio may invest in exchange-traded and over-the-counter equity and equity index options for hedging purposes. The portfolio may invest up to 10% of its net assets in equity-linked notes for hedging and investment purposes. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, dividend, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage- and/or asset-backed securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, sovereign debt, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: VY® Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objectives: Capital appreciation with a secondary goal of income.

Main Investments: The portfolio invests primarily in equity securities (including securities convertible into, or that are expected to be exchanged for, common or preferred stocks) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value oriented strategy, under normal market conditions, the portfolio invests primarily in undervalued securities (securities trading at a discount to their intrinsic value). The equity securities in which the portfolio invests are primarily common stocks. The portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers, or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy). The portfolio currently invests the equity portion of its portfolio primarily to predominantly, in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. The portfolio may invest significantly (up to 35% of its assets) in foreign securities. The portfolio may, from time to time, invest in derivative instruments including, currency and cross-currency forwards, currency and currency index futures contracts, and, generally for hedging purposes, credit default

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swaps. The portfolio may also invest (up to 25%) in exchange-traded and over-the-counter equity and equity index options for hedging purposes. The portfolio may also engage, from time to time, in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt instruments, comparable unrated debt instruments, or other indebtedness of, or trade claims against, such companies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest in loans, interest rate, investment model, leverage, liquidity, market, market capitalization, other investment companies, over-the-counter investments, prepayment and extension, risk arbitraged securities and distressed companies, securities lending, and short sales.

Pending Merger – On March 12, 2015, the portfolio’s Board of Trustees approved a proposal to reorganize the portfolio into Voya Large Cap Value Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place on or about August 14, 2015. The portflio may engage in transition management techniques prior to the closing of the reorganization during which time the portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

Underlying Fund: VY® Templeton Global Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Global Advisors Limited

Investment Objective: Capital appreciation. Current income is only an incidental consideration.

Main Investments: The portfolio invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% of its total assets in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt instruments of companies and governments located anywhere in the world. The portfolio may invest up to 15% of its net assets in equity-linked notes for hedging and investment purposes. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, interest rate, liquidity, market, other investment companies, securities lending, and sovereign debt.

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Moderately Aggressive Portfolio

Affiliated Underlying Funds

Underlying Fund: Voya Emerging Markets Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies, which are at the time of purchase, included in an Index that measures the investment return of emerging markets securities; depositary receipts representing securities in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio currently invests principally in equity securities and employs a “passive management” approach designed to track the performance of the Index (currently MSCI Emerging Markets Index). As of February 27, 2015, a portion of the MSCI Emerging Markets Index was concentrated in the financials sector (including a focus in the commercial banks industry) and a portion of the Index was focused in the information technology sector. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy for Voya Emerging Markets Index Portfolio, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Euro STOXX 50® Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, a portion of the Index was concentrated in the financials sector (including a focus in the commercial banking industry). The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments, index strategy, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Floating Rate Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: High level of current income.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate loans and other floating rate debt instruments, including: floating rate bonds; floating rate notes; money market instruments with a remaining maturity of 60 days or less; floating rate debentures; and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and non-U.S. corporations or other business entities (collectively “Floating Rate Debt”). The fund normally invests substantially in floating rate loans. The fund generally invests in below investment-grade floating rate loans that either hold the most senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens on a borrower’s assets) that the sub-adviser believes justify treatment as senior debt. The fund may invest in floating rate loans of

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companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Although the fund has no restrictions on investment maturity, normally the floating rate loans will have remaining maturities of ten years or less. The fund may invest in the following derivative instruments: interest rate swaps and futures or forward contracts in order to seek enhanced returns or attempt to hedge some of the investment risk. The fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; equity securities: (i) as an incident to the purchase or ownership of Floating Rate Debt or fixed rate debt instruments; (ii) in connection with a restructuring of a borrower or issuer or its debt; or (iii) if the fund already owns Floating Rate Debt or a fixed rate debt instrument of the issuer of such equity; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as Floating Rate Debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

Main Risks: Cash/cash equivalents, credit for floating rate loan funds, demand for loans, derivative instruments, equity securities incidental to investments in loans, foreign investments for floating rate loan funds, high-yield securities, interest in loans, interest rate for floating rate loan funds, leverage for floating rate loan funds, limited secondary market for floating rate loans, liquidity for floating rate loan funds, other investment companies, prepayment and extension for floating rate loans, repurchase agreements, and valuation of loans.

Underlying Fund: Voya FTSE 100 Index® Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index® (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, portions of the Index were focused in the financials sector and the consumer staples sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments, index strategy, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Global Bond Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The fund may hedge its exposure to securities denominated in foreign currencies. The fund may borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies. The fund may also invest its assets in bank loans and in a combination of floating rate secured loans (“Senior Loans”) and shares of Voya Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the fund may invest a portion of its assets in high-yield debt securities rated below investment-grade (“junk bonds”), the fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-

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weighted average portfolio duration will generally range between two and nine years. The fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act. The fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, issuer non-diversification, leverage, liquidity, market, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Global Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximize total return through a combination of current income and capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The portfolio may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The portfolio may hedge its exposure to securities denominated in foreign currencies. The portfolio may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The portfolio may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies. The portfolio may also invest its assets in bank loans and a combination of floating rate secured loans (“Senior Loans”) and shares of Voya Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the portfolio may invest a portion of its assets in high-yield debt securities rated below investment-grade, the portfolio will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration of the portfolio will generally range between two and nine years. The portfolio may use derivatives, including futures, swaps (including interest rate swaps, total return swaps and credit default swaps), and options, among others, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements). The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, leverage, liquidity, market, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and sovereign debt.

Underlying Fund: Voya Global Value Advantage Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Long-term capital growth and current income.

Main Investments: The portfolio invests primarily in the equity securities of companies located in a number of different countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants, and convertible securities. The portfolio may invest without limit in countries with developing or emerging markets. The portfolio does not limit its investments to companies in any particular market capitalization range. The portfolio may also invest in derivative instruments including futures or index futures to gain exposure to securities, security markets, and market indices, or to seek to manage cash balances consistent with the portfolio’s investment objectives and principal investment strategies. The portfolio may focus its investments in the financial services sector. The portfolio may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as

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amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: Voya GNMA Income Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: High level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in GNMA Certificates. The fund may purchase or sell GNMA Certificates on a delayed delivery or forward commitment basis through the “to-be-announced” market. The remaining assets of the fund will be invested in other securities issued or guaranteed by the U.S. government, including U.S. Treasury securities, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may also invest in repurchase agreements secured by securities issued or guaranteed by the U.S. government, GNMA Certificates, and securities issued by other agencies and instrumentalities of the U.S. government. The fund may invest in debt securities of any maturity, although the sub-adviser expects to invest in securities with effective maturities in excess of one year. The fund may invest in futures, including U.S. Treasury futures, to manage the duration of the fund. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Credit, derivative instruments, interest rate, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, repurchase agreements, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: Voya Growth and Income Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Main Investments: The portfolio invests at least 65% of its total assets in common stocks believed to have significant potential for capital appreciation, income growth, or both. The portfolio may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, income growth, or both. The portfolio may also engage in option writing. The portfolio emphasizes stocks of larger companies; looks to strategically invest the portfolio’s assets in stocks of mid-sized companies and up to 25% of its total assets in stocks of foreign issuers. The portfolio may invest in derivative instruments, including, but not limited to, put and call options. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Hang Seng Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, a portion of the Index was

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concentrated in the financials sector (including the commercial banks industry). The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, interest rate, issuer non-diversification, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya High Yield Bond Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: High level of current income and total return.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds, commonly referred to as “junk bonds.” High-yield bonds are debt securities that, at the time of purchase, are not rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or are rated below investment-grade (for example, rated below BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The fund defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. There are no restrictions on the average maturity of the fund or the maturity of any single investment. Any remaining assets may be invested in investment-grade debt instruments; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The fund may invest in derivatives including but not limited to, structured debt obligations, dollar roll transactions and swap agreements, including credit default swaps. The fund may invest in companies of any size. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: Voya High Yield Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: High level of current income and total return.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of high-yield (high risk) bonds commonly known as “junk bonds.” High-yield bonds are debt securities that, at the time of purchase, are not rated by a nationally recognized statistical rating organization (“NRSRO”) or are rated below investment-grade (for example, rated below BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a NRSRO. The portfolio defines high-yield bonds to include: bank loans; payment-in-kind securities; fixed and variable floating rate and deferred interest debt obligations; zero-coupon bonds and debt obligations provided they are unrated or rated below investment-grade. In evaluating the quality of a particular high-yield bond for investment by the portfolio, the sub-adviser does not rely exclusively on ratings assigned by a NRSRO. The sub-adviser will utilize a security’s credit rating as simply one indication of an issuer’s creditworthiness and will principally rely upon its own analysis of any security. However, the sub-adviser does not have restrictions on the rating level of the securities in the portfolio’s portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the portfolio or the maturity of any single investment. Maturities may vary widely depending on the sub-adviser’s assessment of interest rate trends and other economic or market factors. Any remaining assets may be invested in investment-grade debt securities; common and preferred stocks; U.S. government securities; money market instruments; and debt securities of foreign issuers including securities of companies in emerging markets. The portfolio may invest in derivatives, including, but not limited to structured debt obligations, dollar roll transactions and swap agreements, including credit default swaps. The portfolio may invest in companies of any size. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

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Main Risks: Call, company, credit, credit default swaps, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: Voya Index Plus LargeCap Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Outperform the total return performance of the S&P 500® Index while maintaining a market

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large-capitalization companies included in the S&P 500® Index and have a market capitalization of at least $3 billion. The portfolio may invest in derivative instruments including, but not limited to, index futures. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: Voya Index Plus MidCap Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Outperform the total return performance of the S&P MidCap 400 Index while maintaining a market level of risk.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the S&P MidCap 400 Index. The Index is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States. The portfolio may invest in derivative instruments including, but not limited to, index futures. The portfolio may invest in real estate investment trusts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Index Plus SmallCap Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-capitalization companies included in the S&P SmallCap 600® Index. The Index is a stock market index comprised of common stocks of 600 small-capitalization companies traded in the United States. The portfolio may invest in derivative instruments including, but not limited to, index futures. The portfolio may invest in real estate investment trusts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, derivative instruments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: Voya Intermediate Bond Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds which, at the time of purchase, are rated

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investment-grade (for example, rated at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the fund may invest a portion of its assets in high-yield (high risk) debt instruments, commonly referred to as “junk bonds,” rated below investment-grade, the fund will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser maintains a dollar-weighted average duration between three and ten years. The fund may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate secured loans; and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The fund may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya Intermediate Bond Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximize total return consistent with reasonable risk. Seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds which, at the time of purchase, are rated investment-grade (for example, rated at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. Although the portfolio may invest a portion of its assets in high-yield (high risk) debt instruments, commonly referred to as “junk bonds,” rated below investment-grade, the portfolio will seek to maintain a minimum average portfolio quality rating of at least investment-grade. Generally, the sub-adviser maintains a dollar-weighted average duration between three and ten years. The portfolio may also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt instruments of foreign issuers (including those located in emerging market countries); securities denominated in foreign currencies; foreign currencies; mortgage-backed and asset-backed securities; bank loans and floating rate loans (“Senior Loans”); and derivatives including futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The portfolio may seek to obtain exposure to the securities in which it invests by entering into a series of purchase and sale contracts or through other investment techniques such as buy backs and dollar rolls. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, investment model, liquidity, market, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya International Core Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Wellington Management Company LLP

Investment Objective: Long-term growth of capital.

Main Investments: The fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The fund may invest in countries with emerging securities markets. The fund’s emerging markets exposure will generally not be greater than 10% above the emerging markets exposure of the MSCI All Country World Ex-U.S. Index. Emerging markets will be defined as countries that are included in the MSCI Emerging Markets Index. The fund may also invest in depositary receipts of foreign issuers. The fund may invest up to 15% of its assets in real estate investment trusts. The fund may use derivatives, including futures, options, swaps, and forward contracts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment

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Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya International Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index (currently, the MSCI EAFE® Index). As of February 27, 2015, a portion of the MSCI EAFE® Index was concentrated in the financials sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya International Real Estate Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: CBRE Clarion Securities LLC

Investment Objective: High total return.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. At least 65% of the fund’s assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, constructing, financing, managing, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. The fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The fund may invest in companies located in countries with emerging securities markets. The fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Japan TOPIX Index® Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index® (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive

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management” approach designed to track the performance of the Index. As of February 27, 2015, portions of the Index were focused in the consumer discretionary sector, the industrials sector, and the financials sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments, index strategy, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Large Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Long-term capital growth.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. For this portfolio, large-capitalization companies are companies with market capitalizations which fall within the range of companies in the Russell 1000® Growth Index at the time of purchase. The portfolio may also invest in derivative instruments which include, but are not limited to futures or index futures. The portfolio may also invest up to 25% of its assets in foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, other investment companies, and securities lending.

Underlying Fund: Voya Large Cap Value Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Long-term growth of capital and current income.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of dividend paying, large-capitalization issuers. The sub-adviser defines large-capitalization companies that fall within the collective range of companies within the Russell 1000® Value Index at the time of purchase. Equity securities include common and preferred stocks, warrants, and convertible securities. The fund may invest in foreign securities, including companies located in countries with emerging securities markets. The fund may invest in real estate securities, including real estate investment trusts. The fund may also invest up to 20% of its assets in small- and mid-capitalization companies. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Large Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objectives: Long-term growth of capital and current income.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying, large-capitalization issuers (usually those with market capitalization in excess of $1 billion). The sub-adviser defines large-capitalization companies as companies with market capitalization that fall within the collective range of companies within the Russell 1000® Value Index at the time of purchase. Equity securities include common stocks, preferred stocks, warrants, and convertible securities. The portfolio may invest in foreign securities, including companies located in countries with emerging securities markets. The portfolio may also may invest in real estate securities, including real estate investment trusts. The portfolio may also invest up to 20% of its assets in small- and mid-capitalization companies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

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Main Risks: Company, convertible securities, credit, currency, dividend, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya Limited Maturity Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objectives: Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds that are limited maturity debt instruments. These short- to intermediate-term debt instruments have remaining maturities of seven years or less. The dollar-weighted average maturity of the portfolio generally will not exceed five years and in periods of rising interest rates may be shortened to one year or less. Under normal market conditions, the portfolio maintains significant exposure to government securities. The portfolio invests in non-government securities, issued by companies of all sizes, only if rated Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”), or if not rated determined that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody’s (P-1 or P-2), S&P (A-1+, A-1 or A-2), or Fitch (A-1+, A-1 or A-2), or determined, at the time of purchase, to be of comparable quality by the sub-adviser. The portfolio may also invest in: preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations; mortgage bonds; municipal bonds, notes and commercial paper; and debt instruments of foreign issuers. The portfolio may engage in dollar roll transactions and swap agreements, including credit default swaps. The portfolio may use options and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns and as a substitute for conventional securities. A portion of the portfolio’s assets may be invested in mortgage-backed and asset-backed debt instruments. In addition, private placements of debt instruments (which are often restricted securities) are eligible for purchase along with other illiquid securities, subject to appropriate limits. The portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, credit, credit default swaps, currency, derivative instruments, foreign investments, interest rate, leverage, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: Voya Liquid Assets Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Seeks high level of current income consistent with the preservation of capital and liquidity.

Main Investments: The portfolio invests in high-quality, U.S. dollar-denominated, short-term debt instruments that are determined by the sub-adviser to present minimal credit risks. The portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible under Rule 2a-7, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar-weighted average life to maturity of the portfolio will not exceed 120 days. The portfolio will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests, and medium-term notes; other money market mutual funds; and domestic, Yankee Dollar and Eurodollar obligations including certificates of deposit, time deposits, bankers acceptances, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches, and agencies. The portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The portfolio may significantly invest in securities issued by financial services companies, including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. The portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. The portfolio may also invest in variable rate master demand obligations. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

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Main Risks: Bank instruments, credit, currency, focused investing, foreign investments, interest in loans, interest rate, liquidity, mortgage- and/or asset-backed securities, municipal obligations, other investment companies – money market funds, prepayment and extension, regulatory, repurchase agreements, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: Voya MidCap Opportunities Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of mid-sized U.S. companies. Mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap® Growth Index at the time of purchase. The portfolio may also invest in derivative instruments including futures or index futures that have a similar profile to the benchmark of the portfolio. The portfolio may also invest in foreign securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: Voya Money Market Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: High current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Main Investments: The portfolio invests in a portfolio of high-quality, U.S. dollar-denominated, short-term debt securities that are determined by the sub-adviser to present minimal credit risks. The portfolio may maintain a rating from one or more rating agencies that provide ratings on money market funds. Obligations in which the portfolio invests generally have remaining maturities of 397 days or less, although it may, to the extent permissible under Rule 2a-7, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity will not exceed 60 days and the dollar weighted average life to maturity of the portfolio will not exceed 120 days. The portfolio will invest in obligations permitted under Rule 2a-7 including, but not limited to: U.S. government securities and obligations of its agencies or instrumentalities; commercial paper, mortgage- and asset-backed securities, repurchase agreements, guaranteed investment contracts, municipal securities, loan participation interests and medium-term notes; other money market mutual funds; and domestic, Yankee Dollar and Eurodollar obligations, including certificates of deposit, fixed-time deposits, bankers acceptances, and other promissory notes including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches, and agencies. The portfolio may invest more than 25% of its total assets in instruments issued by domestic banks. The portfolio may significantly invest in securities issued by financial services companies including, among other entities, banks and bank holding companies, investment banks, trust companies, insurance companies, finance companies, and broker-dealers. The portfolio may purchase securities on a when-issued basis and purchase or sell them on a forward-commitment basis. The portfolio may also invest in variable rate master demand obligations. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder.

Main Risks: Bank instruments, credit, currency, focused investing, foreign investments, interest in loans, interest rate, liquidity, mortgage- and/or asset-backed securities, municipal obligations, other investment companies-money market funds, repayment and extension, regulatory, U.S. government securities and obligations, and when issued and delayed delivery securities and forward-commitments.

Underlying Fund: Voya Multi-Manager Emerging Markets Equity Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Delaware Investments Fund Advisers and J.P. Morgan Investment Management Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place

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of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The fund may invest in companies of any market capitalization. Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The fund may also invest in real estate investment trusts and non-investment grade bonds (high-yield or “junk bonds”). The fund may invest in derivatives, including but not limited to, futures, options, swaps, and forwards. The fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager International Equity Fund

Investment Adviser: Voya Investments, LLC

Sub-Advisers: Baillie Gifford Overseas Limited, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, and T. Rowe Price Associates, Inc.

Investment Objective: Long-term growth of capital.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The fund invests at least 65% of its assets in equity securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including in countries in emerging markets. The fund does not focus its investments in a particular industry or country. The fund may invest in companies of any market capitalization. The equity securities in which the fund may invest include, but are not limited to, common stocks, preferred stocks, depositary receipts, rights and warrants to buy common stocks, privately placed securities, and IPOs. The fund may invest in derivative instruments including options, futures, and forward foreign currency exchange contracts. The fund invests its assets in foreign investments which are denominated in U.S. dollars, major reserve currencies and currencies of other countries and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts. The fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund’s investment adviser will determine the amount of fund assets allocated to each sub-adviser. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, initial public offerings, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: Voya Multi-Manager International Small Cap Fund

Investment Adviser: Voya Investments, LLC

Sub-Advisers: Acadian Asset Management LLC, Victory Capital Management, Inc., and Wellington Management Company LLP

Investment Objective: Maximum long-term capital appreciation.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The fund currently considers small-capitalization companies to be those with market capitalizations that fall within the range of companies in the S&P Developed ex-U.S. Small Cap Index at the time of purchase. Capitalization of companies in the S&P Developed ex-U.S. Smal Cap Index will change with market conditions. The market capitalization of companies in the S&P Developed ex-U.S. Small Cap Index as of December 15, 2014, ranged from $16 million to $21 billion. At least 65% of the fund’s assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The fund may invest up to 35% of its assets in U.S. issuers. The fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities. The fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The fund may invest up to 25% of its assets in real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

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Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia, LLC d/b/a The London Company

Investment Objective: Reasonable income and capital growth.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. Large-capitalization companies are companies with market capitalizations which fall within the range of companies in the S&P 500® Index at the time of purchase. The market capitalization of companies within the S&P 500 Index will change with market conditions. The portfolio generally invests in securities of U.S. issuers but may also invest up to 20% of its total assets in securities of foreign issuers. The portfolio may invest directly in foreign securities or indirectly through depositary receipts. The portfolio may invest in real estate securities including real estate investment trusts. The portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, credit default swaps, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate securities and real estate investment trusts, and securities lending.

Underlying Fund: Voya Multi-Manager Mid Cap Value Fund

Investment Adviser: Voya Investments, LLC

Sub-Advisers: Hahn Capital Management, LLC; LSV Asset Management; and Wellington Management Company LLP

Investment Objective: Long-term capital appreciation.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of mid-capitalization companies. The sub-advisers define mid-capitalization companies as those companies with market capitalizations that fall within the collective range of companies within the Russell Midcap® Index and the S&P MidCap 400 Index at the time of purchase. Capitalization of companies in these indices will change with market conditions. The fund focuses on securities that the sub-advisers believe are undervalued in the marketplace. The fund expects to invest primarily in securities of U.S.-based companies, but may also invest in securities of non-U.S. companies, including companies located in countries with emerging securities markets. The fund may also invest up to 20% of its net assets in real estate investment trusts. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, foreign investments/developing and emerging markets, investment model, liquidity, market, mid-capitalization company, other investment companies, real estate investment companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: Voya RussellTM Large Cap Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, portions of the Index were focused in the information technology sector, the health care sector, and the financials sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity

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exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, derivative instruments, focused investing, index strategy, interest rate, liquidity, market, other investment companies, and securities lending.

Underlying Fund: Voya RussellTM Large Cap Growth Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, a portion of the Index was concentrated in the information technology sector and a portion of the Index was focused in the consumer discretionary sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, derivative instruments, focused investing, growth investing, index strategy, interest rate, liquidity, market, other investment companies, and securities lending.

Underlying Fund: Voya RussellTM Large Cap Value Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, a portion of the Index was concentrated in the financials sector and portions of the Index were focused in the energy sector (including the oil, gas, and consumable fuels industry) and the health care sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, derivative instruments, focused investing, index strategy, interest rate, liquidity, market, other investment companies, securities lending, and value investing.

Underlying Fund: Voya RussellTM Mid Cap Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive

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management” approach designed to track the performance of the Index. As of February 27, 2015, portions of the Index were focused in the financials sector, the consumer discretionary sector, and the information technology sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, derivative instruments, focused investing, index strategy, interest rate, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: Voya RussellTM Mid Cap Growth Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, a portion of the Index was concentrated in the consumer discretionary sector, and portions of the Index were focused in the information technology sector and the industrials sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may also invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, derivative instruments, focused investing, growth investing, index strategy, interest rate, liquidity, market, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: Voya RussellTM Small Cap Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies which are, at the time of purchase, included in the Index; convertible securities that are convertible into stocks included in the Index; other derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the Index. As of February 27, 2015, portions of the Index were focused in the financials sector and the health care sector. The portfolio may also invest in stock index futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the portfolio’s cash position. The portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, derivative instruments, focused investing, index strategy, interest rate, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: Voya Short Term Bond Fund

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Maximum total return.

Main Investments: The fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. The average dollar-weighted maturity of the fund will not exceed 3 years. Because of the fund’s holdings in asset-backed, mortgage- backed, and

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similar securities, the fund’s average dollar-weighted maturity is equivalent to the average weighted maturity of the cash flows in the securities held by the fund given certain prepayment assumptions (also known as weighted average life). The fund invests in non-government issued debt securities, issued by companies of all sizes, rated investment-grade, but may also invest up to 10% of its total assets in high yield securities, (commonly referred to as “junk bonds”). The fund may also invest in: preferred stocks; U.S. government securities, securities of foreign governments, and supranational organizations; mortgage-backed and asset-backed debt securities; municipal bonds, notes, and commercial paper; and debt securities of foreign issuers. The fund may engage in dollar roll transactions and swap agreements, including credit default swaps. The fund may use options and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. In addition, private placements of debt securities (which are often restricted securities) are eligible for purchase along with other illiquid securities. The fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest rate, investment model, liquidity, market, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: Voya Small Company Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of small-capitalization companies (defined as those included in S&P SmallCap 600® Index or the Russell 2000® Index at the time of purchase, or if not included in either index, have market capitalizations that fall within the range of the market capitalizations of companies included in either index). The portfolio may invest in derivative instruments including, but not limited to, put and call options. The portfolio may also invest in real estate investment trusts. The portfolio may also invest, to a limited extent, in foreign stocks. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, securities lending, and small-capitalization company.

Underlying Fund: Voya SmallCap Opportunities Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of smaller, lesser-known U.S. companies. Smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000® Growth Index at the time of purchase. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33% of its total assets.

Main Risks: Company, investment model, liquidity, market, other investment companies, securities lending, and small-capitalization company.

Underlying Fund: Voya U.S. Bond Index Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index (“Index”).

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade debt instruments, rated at least A by Moody’s Investors Service, Inc. or at least A by Standard & Poor’s

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Ratings Services, or of comparable quality if unrated which are, at the time of purchase, included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds. Under normal market conditions, the portfolio invests all, or substantially all of its assets in these securities. To Be Announced purchase commitments (“TBA”) shall be deemed included in the Index upon entering into the contract for the TBA if the underlying securities are included in the Index. The portfolio invests principally in bonds and employs a “passive management” approach designed to track the performance of the Index. The portfolio maintains a weighted average effective duration within one year on either side of the duration of the Index, which generally ranges between 3.5 and 6 years. The portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of debt instruments in the Index and to provide fixed-income exposure to the portfolio’s cash position. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Credit, derivative instruments, index strategy, interest rate, investment model, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, securities lending, and U.S. government securities and obligations.

Underlying Fund: Voya U.S. Stock Index Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Voya Investment Management Co. LLC

Investment Objective: Total return.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies included in the S&P 500® Index or equity securities of companies that are representative of the index (including derivatives). The portfolio invests principally in common stocks and employs a “passive management” approach designed to track the performance of the index, which is denominated by stocks of large U.S. companies. The portfolio usually attempts to replicate the target index by investing all, or substantially all, of its assets in stocks that make up the Index. The portfolio may also invest in stock index futures and other derivatives. In the event that the portfolio’s market value is $50 million or less, in order to replicate investment in stocks listed on the index, the sub-adviser may invest the entire amount of the portfolio’s assets in index futures, in exchange-traded funds, or in a combination of index futures and exchange-traded funds, subject to any limitation on the portfolio’s investments in such securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, derivative instruments, index strategy, liquidity, market, other investment companies, and securities lending.

Underlying Fund: VY® American Century Small-Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: American Century Investment Management, Inc.

Investment Objectives: Long-term capital growth, income is a secondary objective.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small- and mid-capitalization companies. The sub-adviser defines small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600® Index or the Russell 2000® Index and mid-capitalization companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies (in terms of market capitalization). The portfolio may invest up to 20% of its assets in companies outside these two capitalization ranges, measured at the time of purchase. The portfolio may invest in derivative instruments including, futures contracts. The portfolio may also invest in foreign securities, debt obligations of governments, and their agencies and other similar securities. The portfolio may invest in real estate investment trusts. Equity securities include common and preferred stocks, and equity-equivalent securities, such as debt securities and preferred stocks convertible into common stocks, and stocks or stock index futures contracts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, market, mid-capitalization company, other investment companies, real estate investment trusts, securities lending, small-capitalization company, sovereign debt, and value investing.

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Underlying Fund: VY® Baron Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BAMCO, Inc.

Investment Objective: Capital appreciation.

Main Investments: The portfolio invests for the long term primarily in equity securities in the form of common stock of small-sized growth companies. The sub-adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000® Growth Index at reconstitution or companies with market capitalizations up to $2.5 billion, whichever is larger. The portfolio may invest up to 20% in foreign securities, including American Depositary Receipts. The portfolio may also invest in real estate investment trusts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, real estate investment trusts, and securities lending.

Underlying Fund: VY® BlackRock Inflation Protected Bond Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: BlackRock Financial Management, Inc.

Investment Objective: Maximize real return consistent with preservation of real capital and prudent investment management.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are debt instruments that are structured to provide protection against inflation. For purposes of satisfying the 80% requirement, the portfolio may also invest in derivative instruments that have economic characteristics similar to inflation-indexed bonds. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by the government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The portfolio maintains an average portfolio duration that is within ±20% of the duration of the Barclays U.S. Treasury Inflation Protected Securities Index. The portfolio may invest up to 20% of its assets in non-investment-grade bonds (high-yield or “junk bonds”) or debt securities of emerging market issuers. The portfolio also may invest up to 20% of its assets in non-dollar denominated securities of non-U.S. issuers, and may invest, without limit, in U.S. dollar denominated securities of non-U.S. issuers. The portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer. The portfolio may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, investment-grade corporate bonds, and asset-backed securities. Non-investment-grade bonds acquired by the portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher of the two credit ratings. The portfolio may buy or sell options or futures, or enter into swaps, interest rate, or foreign currency transactions, (collectively, commonly known as “derivatives”). The portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, credit, currency, deflation, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, inflation-indexed bonds, interest rate, issuer non-diversification, leverage, liquidity, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, securities lending, sovereign debt, and U.S. government securities and obligations.

Underlying Fund: VY® Clarion Global Real Estate Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: CBRE Clarion Securities LLC

Investment Objective: High total return consisting of capital appreciation and current income.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings

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from owning, operating, developing, constructing, financing, managing and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate in a number of different countries located throughout the world, including the United States. The portfolio expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The portfolio may invest in companies located in countries with emerging securities markets. The portfolio may also invest in convertible securities, initial public offerings, and Rule 144A securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, currency, foreign investments/developing and emerging markets, initial public offerings, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: VY® Clarion Real Estate Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: CBRE Clarion Securities LLC

Investment Objective: Total return including capital appreciation and current income.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts and real estate companies. A company shall be considered to be “principally engaged” in the real estate industry if it: (i) derives at least 50% of its total revenue or earnings from the owning, relating, developing, constructing, financing, managing, and/or selling commercial, industrial, or residential real estate; or (ii) has at least 50% of its assets invested in real estate. The portfolio may invest in companies of any market capitalization, although will generally not invest in companies with market capitalization of less than $100 million at the time of purchase. The portfolio may also invest in convertible securities, initial public offerings, and Rule 144A securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, concentration, convertible securities, credit, initial public offerings, interest rate, investment model, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: VY® Columbia Contrarian Core Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Investment Advisers, LLC

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: The portfolio invests at least 80% of its net assets in common stocks. In addition, under normal market conditions, the portfolio invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the sub-adviser believes are undervalued and have the potential for long-term growth and current income. The portfolio may also invest up to 20% of its net assets in foreign securities. The portfolio may invest directly in foreign securities or indirectly through depositary receipts. The portfolio may invest in derivatives such as futures, forward contracts, options and swap contracts, including credit default swaps. The portfolio may use derivative instruments for both hedging and non-hedging purposes, including, for example, to produce incremental earnings, to hedge existing positions, to provide a substitute for a position in an underlying asset, to increase or reduce market or credit exposure, or to increase flexibility. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, credit default swaps, currency, derivative instruments, foreign investments, investment model, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: VY® Columbia Small Cap Value II Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Columbia Management Investment Advisers, LLC

Investment Objective: Long-term growth of capital.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies within the Russell 2000® Value Index at the time of purchase. The portfolio normally invests in common stocks and also may invest up to 20% of its total assets in foreign securities and depositary receipts. The portfolio may also invest in real estate investment trusts. The portfolio may

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invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may also invest in convertible securities, initial public offerings, and derivatives, including options on securities, options on stock indices, covered calls, secured put options, and over-the-counter options. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments, initial public offerings, interest rate, investment model, liquidity, market, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, small-capitalization company, and value investing.

Underlying Fund: VY® FMR® Diversified Mid Cap Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Fidelity Management & Research Company

Investment Objective: Long-term growth of capital.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies with medium market capitalizations at the time of purchase defined as those whose market capitalizations are similar to the market capitalizations of companies in the Russell Midcap® Index or the S&P MidCap 400 Index. The portfolio may also invest in companies with smaller or larger market capitalizations. The portfolio normally invests its assets in common stocks. The portfolio may invest up to 25% of assets in foreign securities, including emerging markets. The portfolio may buy and sell future contracts and other investment companies, including, exchange-traded funds. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, mid-capitalization company, other investment companies, and securities lending.

Underlying Fund: VY® Franklin Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Advisers, Inc.

Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Main Investments: The portfolio invests in a diversified portfolio of debt instruments and equity securities. Debt instruments include all varieties of fixed, floating, and variable rate instruments including secured and unsecured bonds, bonds convertible into common stocks, mortgage- and asset-backed securities, debentures, zero-coupon bonds, notes, and short-term debt instruments. Equity securities include common stocks, preferred stocks, and convertible securities, among others. However, the equity securities in which the portfolio invests consist primarily of common stocks. The portfolio may invest up to 100% of its total assets in debt instruments that are rated below investment-grade (“junk bonds”). The portfolio may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the United States or American Depositary Receipts. The portfolio may invest up to 10% of its assets in secured and unsecured corporate bank loans and loan participations. The portfolio may, from time to time, seek to hedge (protect) against currency risks, using principally forward foreign currency exchange contracts. The portfolio is limited in this ability to 25% of its net assets. The portfolio may also, from time to time, seek to hedge against market risk, using a variety of derivative instruments, which may include purchasing or selling call and put options. The portfolio may invest in exchange-traded and over-the-counter equity and equity index options for hedging purposes. The portfolio may invest up to 10% of its net assets in equity-linked notes for hedging and investment purposes. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, dividend, foreign investments, high-yield securities, interest rate, liquidity, market, mortgage- and/or asset-backed securities, other investment companies, over-the-counter investments, prepayment and extension, securities lending, sovereign debt, U.S. government securities and obligations, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: VY® Franklin Mutual Shares Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Franklin Mutual Advisers, LLC

Investment Objectives: Capital appreciation with a secondary goal of income.

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Main Investments: The portfolio invests primarily in equity securities (including securities convertible into, or that are expected to be exchanged for, common or preferred stocks) of companies of any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value oriented strategy, under normal market conditions, the portfolio invests primarily in undervalued securities (securities trading at a discount to their intrinsic value). The equity securities in which the portfolio invests are primarily common stocks. The portfolio also invests in risk arbitrage securities (securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers, or securities that the Sub-Adviser believes are cheap relative to an economically similar security of another or the same company) and distressed companies (securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy). The portfolio currently invests the equity portion of its portfolio primarily to predominantly, in companies with market capitalizations greater than $5 billion, with a portion or significant amount in small-capitalization companies and is not limited to pre-set maximums or minimums governing size of companies in which it may invest. The portfolio may invest significantly (up to 35% of its assets) in foreign securities. The portfolio may, from time to time, invest in derivative instruments including, currency and cross-currency forwards, currency and currency index futures contracts, and, generally for hedging purposes, credit default swaps. The portfolio may also invest (up to 25%) in exchange-traded and over-the-counter equity and equity index options for hedging purposes. The portfolio may also engage, from time to time, in an “arbitrage” strategy including short sales and may invest in distressed companies, including bank debt, lower rated or defaulted debt instruments, comparable unrated debt instruments, or other indebtedness of, or trade claims against, such companies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit default swaps, currency, derivative instruments, foreign investments, high-yield securities, interest in loans, interest rate, investment model, leverage, liquidity, market, market capitalization, other investment companies, over-the-counter investments, prepayment and extension, risk arbitraged securities and distressed companies, securities lending, and short sales.

Pending Merger – On March 12, 2015, the portfolio’s Board of Trustees approved a proposal to reorganize the portfolio into Voya Large Cap Value Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place on or about August 14, 2015. The portflio may engage in transition management techniques prior to the closing of the reorganization during which time the portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.

Underlying Fund: VY® Goldman Sachs Bond Portfolio

Investment Adviser: Voya Investments, LLC

Sub-Adviser: Goldman Sachs Asset Management, L.P.

Investment Objective: Total return consisting of capital appreciation and income.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and other fixed-income securities. The other types of fixed-income securities in which the portfolio may invest include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, privately issued adjustable-rate and fixed-rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities and high-yield non-investment grade securities (i.e. “junk bonds”) (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the sub-adviser (“Sub-Adviser”) to be of comparable credit quality). The portfolio may purchase or sell Mortgage-Backed Securities on a delayed delivery or forward commitment basis through the “to be announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards. The portfolio may also invest in convertible securities and real estate investment trusts. The portfolio may also invest in derivatives, including forward foreign currency transactions, futures, options, and swaps involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the portfolio. The portfolio may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The portfolio may invest up to 15% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The portfolio may also purchase securities of issuers in default. The portfolio’s investments in non-investment grade securities (i.e., “junk bonds”) will not exceed 25% of its total assets at the time of purchase. Otherwise, the portfolio invests in fixed-income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. The portfolio assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and

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exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, liquidity, mortgage- and/or asset-backed securities, municipal obligations, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, U.S. government securities and obligations, and when issued and delayed delivery securities and forward commitments.

Underlying Fund: VY® Invesco Comstock Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Invesco Advisers, Inc.

Investment Objective: Capital growth and income.

Main Investments: The portfolio primarily invests in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The portfolio may invest up to 15% of its assets in real estate investment trusts. The portfolio generally holds up to 10% of its assets in high-quality short-term debt securities and investment-grade corporate debt securities. The portfolio may invest up to 25% of assets in securities of foreign issuers. The portfolio may also invest in American Depositary Receipts without limitation and may purchase and sell certain derivative instruments, such as options, forward contracts, futures, and options on futures. The portfolio may invest in companies of any market capitalization. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: VY® Invesco Equity and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Invesco Advisers, Inc.

Investment Objective: Total return consisting of long-term capital appreciation and current income.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and income securities at the time of investment. The portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks, and convertible securities) and investment-grade quality debt securities. Investment-grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services or Baa or higher by Moody’s Investors Service, Inc. or unrated securities determined by the sub-adviser to be of comparable quality. The sub-adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuation. The portfolio may invest in securities that do not pay dividends or interest and securities that have above-average volatility of price movement, including warrants or rights to acquire securities. In an effort to reduce the portfolio’s overall exposure to any individual security price decline, the portfolio spreads its investments over many different companies in a variety of industries. The sub-adviser focuses on large-capitalization companies, although the portfolio may invest in companies of any size. Under normal market conditions, the portfolio invests at least 65% of its assets in income-producing equity securities and up to 10% of its assets in illiquid securities and certain restricted securities. The portfolio may invest up to 15% of its assets in real estate investment trusts and 25% of its assets in securities of foreign issuers. The portfolio may purchase and sell certain derivative instruments, such as options, futures and options on futures, forward contracts, structured notes, and other types of structured investments, and swaps for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. The portfolio may invest in collateralized mortgage obligations and commercial mortgage-backed securities. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Asset allocation, company, convertible securities, credit, currency, derivative instruments, dividend, foreign investments, interest rate, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: VY® Invesco Growth and Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Invesco Advisers, Inc.

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Investment Objective: Long-term growth of capital and income.

Main Investments: The portfolio invests primarily in what the sub-adviser believes to be income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt instruments rated “investment-grade,” which are securities rated within the four highest grades assigned by Standard & Poor’s Ratings Services or by Moody’s Investors Service, Inc. Although the portfolio may invest in companies of any size, the sub-adviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The portfolio may invest up to 15% of its total assets in real estate investment trusts and up to 25% of its total assets in securities of foreign issuers. The portfolio may purchase and sell certain derivative instruments, such as options, futures, options on futures, and forward contracts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, growth investing, interest rate, liquidity, market, market capitalization, other investment companies, real estate companies and real estate investment trusts, and securities lending.

Underlying Fund: VY® JPMorgan Emerging Markets Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers located in at least three countries with emerging securities markets. An emerging market company is one: that is organized under the laws of, or has a principal place of business in an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. Equity securities in which the portfolio can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities, and other investment companies. The portfolio may also invest to a lesser extent in debt securities of issuers in countries with emerging markets. The portfolio may invest in derivatives (including futures contracts, options, and swaps). The portfolio may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The portfolio may also invest in high-quality, short-term money market instruments and repurchase agreements. The portfolio may also invest in high-yield securities which are below investment-grade (junk bonds) and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers including, collateralized mortgage obligations, and principal-only and interest-only stripped mortgage-backed securities. The portfolio may enter into “dollar rolls.” The portfolio may invest in real estate securities including real estate investment trusts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. Where the capital markets in certain countries are either less developed or not easy to access, the portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries, subject to the limitations of the 1940 Act. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, high-yield securities, interest rate, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, repurchase agreements, securities lending, and U.S. government securities and obligations.

Underlying Fund: VY® JPMorgan Mid Cap Value Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies (those with market capitalizations between $1 billion and $20 billion or the highest market capitalization included in the Russell Midcap® Value Index, whichever is higher, at the time of purchase). The market capitalization range of companies in which the portfolio invests may change with market conditions as the market capitalization range of the companies in the Russell Midcap® Value Index changes. The market capitalization of companies in the Russell Midcap® Value Index as of June 30, 2014 ranged from $1.1 billion to $29.8 billion. The portfolio normally invests in securities that are traded on registered exchanges or the over-the-counter market in the United States. The portfolio may invest in other equity securities, including preferred stocks, convertible securities, foreign securities (including depositary receipts)

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and derivatives (including futures contracts). The portfolio may also invest up to 15% in real estate investment trusts. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments, interest rate, investment model, liquidity, market, mid-capitalization company, other investment companies, over-the-counter investments, real estate companies and real estate investment trusts, securities lending, and value investing.

Underlying Fund: VY® JPMorgan Small Cap Core Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: J.P. Morgan Investment Management Inc.

Investment Objective: Capital growth over the long term.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small-capitalization companies (defined as those with market capitalization equal to those within a universe of Russell 2000® Index stocks at the time of purchase). The portfolio may also invest up to 20% of its total assets in foreign securities (including depositary receipts). The portfolio may also invest up to 20% of its total assets in convertible securities. The portfolio may also invest up to 20% of its total assets in high-quality money market instruments and repurchase agreements. Investments in equity securities may include real estate investment trusts. The portfolio may invest in derivatives including, but not limited to, futures contracts, options, and swaps. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, dividend, foreign investments, interest rate, investment model, liquidity, market, other investment companies, real estate companies and real estate investment trusts, repurchase agreements, securities lending, and small-capitalization company.

Underlying Fund: VY® Oppenheimer Global Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: OppenheimerFunds, Inc.

Investment Objective: Capital appreciation.

Main Investments: The portfolio invests mainly in common stocks of companies in the United States and foreign countries. The portfolio can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the portfolio currently emphasizes investments in developed markets such as the United States, Western European countries, and Japan. The portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-capitalization companies. The portfolio does not concentrate 25% or more of its assets in any one industry. The foreign securities the portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments, or sales outside the United States. Foreign securities include securities traded primarily on foreign securities exchanges, or in the foreign over-the-counter market. The portfolio may purchase American Depositary Shares as part of American Depositary Receipt issuances, which are negotiable certificates traded on a U.S. exchange issued by a U.S. bank representing a specified number of shares in a foreign stock. The portfolio can also buy debt securities. The portfolio normally does not intend to invest more than 5% of its total assets in debt securities. The portfolio’s investments include common stocks of foreign and domestic companies that the sub-adviser believes have growth potential. The portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. The portfolio may invest in derivative instruments, including options, futures, and forward contracts. The portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options). The portfolio is not required to allocate its investments in any set percentages in any particular country. The portfolio normally will invest in at least three countries (one of which may be the United States). The portfolio may invest up to 15% of its assets in illiquid or restricted securities. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, over-the-counter investments, securities lending, and special situations.

Underlying Fund: VY® Pioneer High Yield Portfolio

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Investment Adviser: Directed Services LLC

Sub-Adviser: Pioneer Investment Management, Inc.

Investment Objective: Maximize total return through income and capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in below investment-grade (high-yield) debt securities and preferred stocks. The portfolio may invest in high-yield securities of any rating, including securities where the issuer is in default or bankruptcy at the time of purchase. For purpose of satisfying the 80% requirement, the portfolio also may invest in derivative instruments that have economic characteristics similar to such high- yield debt securities and preferred stocks. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder, and real estate investment trusts. The portfolio invests in securities with a broad range of maturities, and its high-yield securities investments may be convertible into equity securities. The portfolio may invest in event-linked bonds, bank loans, and credit default swaps. The portfolio may invest more than 25% of its assets in the same market segment. The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The portfolio may invest up to 15% of its total assets in foreign securities (excluding Canadian issuers) including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The portfolio may invest in investment-grade and below investment-grade convertible bonds and preferred stocks that are convertible into equity securities, mortgage-related securities including “sub-prime” mortgages and asset-backed securities, mortgage derivatives, and structured securities. The portfolio may also invest in equity securities of U.S. and non-U.S. issuers including common stocks, depositary receipts, warrants, rights, and other equity interests. The portfolio may use futures and options on securities, indices and currencies; forward foreign currency exchange contracts; and other derivatives. The portfolio may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities; interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage the portfolio’s characteristics. The portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, convertible securities, credit, credit default swaps, currency, derivative instruments, floating rate loans, focused investing, foreign investments/developing and emerging markets, high-yield securities, interest in loans, interest rate, leverage, liquidity, market, mortgage- and/or asset-backed securities, other investment companies, prepayment and extension, real estate companies and real estate investment trusts, securities lending, sovereign debt, and zero-coupon bonds and pay-in-kind securities.

Underlying Fund: VY® T. Rowe Price Capital Appreciation Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

Main Investments: The portfolio invests among three asset classes: equity securities, debt instruments and money market instruments. The portfolio invests primarily in common stocks of established U.S. companies believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the portfolio’s assets. The remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, bank loans, futures, and options. Debt instruments and convertible bonds may often constitute a significant portion of the portfolio’s investment portfolio. The portfolio may purchase debt instruments of any maturity and credit quality. The portfolio may invest up to 25% of its assets in debt instruments that are rated below investment-grade or, if not rated, of equivalent quality (“junk bonds”) and bank loans. Up to 25% of the portfolio’s net assets may be invested in foreign equity securities. The portfolio may invest up to 10% of its assets in mortgage-backed and asset-backed securities. There is no limit on the portfolio’s investment in convertible securities. There is no limit on the market capitalization of the issuer of the stocks in which the portfolio invests. The portfolio may invest in derivative instruments such as in futures and options including puts and calls. The portfolio may borrow securities. If there are remaining assets available for investment, the portfolio may invest the balance in any of the following money market instruments with remaining maturities not exceeding one year: (1) shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund, internally managed money market funds of T. Rowe Price; (2) U.S. government obligations; (3) negotiable certificates of deposit, bankers’ acceptances, and fixed time deposits and other obligations of domestic banks that have more than $1 billion in assets and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (4) commercial paper rated at the date of purchase in the two highest rating categories by at least one rating agency; (5) repurchase agreements; and (6) U.S dollar and non-U.S. dollar currencies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

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Main Risks: Asset allocation, bank instruments, call, company, convertible securities, credit, currency, derivative instruments, foreign investments, high-yield securities, interest in loans, interest rate, leverage, liquidity, market, market capitalization, mortgage- and/or asset-backed securities, other investment companies, repurchase agreements, securities lending, and U.S. government securities and obligations.

Underlying Fund: VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term capital appreciation.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies having market capitalization within the range of companies in the Russell Midcap® Growth Index or the S&P MidCap 400 Index at the time of purchase. The sub-adviser focuses on mid-size companies but may, on occasion, purchase stocks whose market capitalization is outside the capitalization range of mid-sized companies. Most of the portfolio’s investments will be in U.S. common stocks but may also invest in foreign stocks, futures, and forward foreign currency exchange contracts. The portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. The portfolio may also invest in U.S. and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, investment model, liquidity, market, mid-capitalization company, other investment companies, securities lending, and special situations.

Underlying Fund: VY® T. Rowe Price Equity Income Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: High level of dividend income as well as long-term growth of capital primarily through investments in stocks.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. The portfolio may invest in convertible securities, warrants, preferred stocks, foreign securities, debt instruments, including high-yield debt securities commonly known as “junk bonds,” and futures and options. The portfolio’s investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. The portfolio may also invest in shares of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. The portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Call, company, convertible securities, credit, currency, derivative instruments, dividend, foreign investments, high-yield securities, interest in loans, interest rate, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: VY® T. Rowe Price Growth Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: The Portfolio seeks long-term growth through investments in stocks.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of large-capitalization companies. The portfolio concentrates its investments in growth companies. The portfolio may also purchase, to a limited extent, foreign stock, hybrid securities, futures, and forward foreign currency exchange contracts. The portfolio may have exposure to foreign currencies. Investment in foreign securities is limited to 30% of the portfolio’s assets. The portfolio may also invest in shares of the T. Rowe Price Reserve Investment Funds and T. Rowe Price Government Reserve Investment Fund. The portfolio may also invest in U.S. dollar and foreign dollar denominated money market securities and U.S. and foreign dollar currencies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules,

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regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments, growth investing, liquidity, market, market capitalization, other investment companies, securities lending, and special situations.

Underlying Fund: VY® T. Rowe Price International Stock Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: Long-term growth of capital.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks. The portfolio expects to invest substantially all of its assets in stocks outside the United States and to diversify broadly among developed and emerging countries throughout the world. The portfolio may invest in companies of any market capitalization, but focuses on large-sized companies and, to a lesser extent, medium-sized companies. While the portfolio invests primarily in common stocks, it may invest in other securities and may use futures, options and other derivatives and forward currency exchange contracts in keeping with its objective. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, currency, derivative instruments, foreign investments/developing and emerging markets, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: VY® Templeton Foreign Equity Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Investment Counsel, LLC

Investment Objective: Long-term capital growth.

Main Investments: The portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in foreign (non-U.S.) equity securities, including countries with emerging securities markets. Equity securities include common stocks, preferred stocks and convertible securities. The portfolio may also invest in depositary receipts. The portfolio may also have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies. The portfolio may use derivative strategies. The portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, interest rate, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: VY® Templeton Global Growth Portfolio

Investment Adviser: Directed Services LLC

Sub-Adviser: Templeton Global Advisors Limited

Investment Objective: Capital appreciation. Current income is only an incidental consideration.

Main Investments: The portfolio invests primarily in equity securities, including common and preferred stocks and convertible securities, of companies located in a number of different countries anywhere in the world, including emerging markets. The portfolio also invests in depositary receipts and derivatives, including up to 5% of its total assets in options and swap agreements. The portfolio may invest up to 25% of its total assets in debt instruments of companies and governments located anywhere in the world. The portfolio may invest up to 15% of its net assets in equity-linked notes for hedging and investment purposes. The portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder. The portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3%% of its total assets.

Main Risks: Company, convertible securities, credit, currency, derivative instruments, foreign investments/developing and emerging markets, growth investing, interest rate, liquidity, market, other investment companies, securities lending, and sovereign debt.

Unaffiliated Underlying Funds

Underlying Fund: iShares® 20+ Year Treasury Bond ETF

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Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

Main Investments: The fund seeks to track the investment results (before fees and expenses) of the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. The Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities in the Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Index is market capitalization-weighted and the securities in the Index are updated on the last business day of each month. The adviser uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the bonds of the Index and at least 95% of its assets in U.S. government bonds. The fund may invest up to 10% of its assets in U.S. government bonds not included in the Index. The fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds advised by fund’s adviser or its affiliates. The fund may lend securities representing up to one-third of the value of the fund’s total assets (including the value of the collateral received).

Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Asset allocation, concentration, credit, index strategy, interest rate, liquidity, market, over-the-counter investments, securities lending, and U.S. government securities and obligations.

Underlying Fund: iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of U.S. dollar-denominated, high-yield corporate bonds.

Main Investments: The fund seeks to track the investment results of the Markit iBoxx® USD Liquid High Yield Index (“Index”). The Index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. There is no limit to the number of issues in the Index. The Index may include large-, mid-, or small-capitalization companies, and components primarily include consumer services, financial, industrials, and oil and gas companies. The components of the Index, and the degree to which these components represent certain industries, may change over time. Currently, the bonds eligible for inclusion in the Index include U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by the index provider; (ii) are rated sub-investment-grade by Fitch, Inc., Moody’s Investors Services, or Standard & Poor’s Ratings Services; (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date of less than 15 years; and (vi) have at least one year to maturity. The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in the securities of the Index and in investments that provide substantially similar exposure to the securities in the Index. However, the fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the investment adviser or its affiliates, as well as in bonds not included in the Index. The fund may lend securities representing up to 1⁄3 of the value of the fund’s total assets (including the value of the collateral received). Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the

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Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Main Risks: Call, company, concentration, credit, derivative instruments, focused investing, high-yield securities, index strategy, interest rate, liquidity, market, market capitalization, over-the-counter investments, and securities lending.

Underlying Fund: iShares® MSCI EAFE ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the United States and Canada.

Main Investments: The fund seeks to track the investment results of the MSCI EAFE® Index (“Index”), which includes stocks from Europe, Australasia and the Far East. The Index may include large-, mid-, or small-capitalization companies, and components primarily include consumer discretionary, financials, and industrials companies. The adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the adviser or its affiliates. The adviser uses a representative sampling indexing strategy to manage the fund. The fund may lend securities representing up to one-third of the value of the fund’s total assets (including the value of the collateral received). Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index. Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Commodities, company, concentration, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, market, market capitalization, and securities lending.

Underlying Fund: iShares® MSCI Emerging Markets ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization emerging market equities.

Main Investments: The fund seeks to track the investment results of the MSCI Emerging Markets Index (“Index”), which is designed to measure equity market performance in the global emerging markets. The Index may include large-, mid-, or small-capitalization companies, and components primarily include energy, financial, and information technology companies. The adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund invests all of its assets that are invested in India in a wholly-owned subsidiary located in the Republic of Mauritius. The fund may invest the remainder of its assets in other securities, including securities not in the Index but which the adviser believes will help the fund track the Index, an in other investments, including futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the adviser or its affiliates. The adviser uses a representative sampling indexing strategy to manage the fund. The fund may lend securities up to one-third of the value of the fund’s total assets (including the value of the collateral received). Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index. Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to

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approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by the U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Company, concentration, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, liquidity, market, market capitalization, other investment companies, and securities lending.

Underlying Fund: iShares® MSCI EMU ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of equities from countries within the European Monetary Union.

Main Investments: The Index consists of 10 countries: Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain. The Index may include large-, mid-, and small-capitalization companies, and components primarily include consumer discretionary, financials and industrials companies. The components of the Index, and the degree to which these components represent certain industries, may change over time. The adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 95% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund will at all times invest at least 80% of its assets in the securities of the Index or in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in other securities, including securities not included in the Index, futures contracts, options on futures contracts, other types of options and swaps related to the Index, as well as cash and cash equivalents, including shares of money market funds advised by the adviser or its affiliates. The adviser uses a representative sampling indexing strategy to manage the fund. The fund may lend securities representing up to one-third of the value of the fund’s total assets (including the value of the collateral received). Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index. Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Commodities, company, concentration, currency, derivative instruments, foreign investments/developing and emerging markets, index strategy, market, market capitalization, and securities lending.

Underlying Fund: iShares® Russell 1000 Value ETF

Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

Main Investments: The fund seeks to track the investment results of the Russell 1000® Value Index (“Index”), which measures the performance of the large- and mid-capitalization value sectors of the U.S. equity market and is a subset of the Russell 1000® Index. Components primarily include energy, financial, and healthcare companies, and may change over time. The adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by the adviser or its affiliates, as well as in securities not included in the Index. The fund may lend securities representing up to 1⁄3 of the value of the fund’s total assets (including the value of the collateral received. Representative Sampling: Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index. Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and

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instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Company, concentration, derivative instruments, index strategy, liquidity, manager, market, market capitalization, over-the-counter investments, securities lending, and value investing.

Underlying Fund: PowerShares Senior Loan Portfolio ETF

Investment Adviser: Invesco PowerShares Capital Management LLC

Investment Objective: Investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (“Index”).

Main Investments: The portfolio generally invests at least 80% of its net assets (plus borrowings for investments purposes) in senior loans that comprise the Index. For this portfolio, senior loans include loans referred to as leveraged loans, bank loans, and/or floating rate loans. Banks and other lending institutions generally issue senior loans to corporations, partnerships, or other entities that operate in a variety of industries and geographic regions, including foreign countries. The portfolio generally will purchase loans from banks or other financial institutions through assignments or participations. The portfolio may acquire a direct interest in a loan from the agent or other lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The portfolio generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to fund redemption requests. The portfolio will invest in loans that are expected to be below investment-grade quality and to bear interest at a floating rate that periodically resets. The portfolio may acquire and retain loans of borrowers that have filed for bankruptcy protection. The portfolio may also invest up to 20% of its assets in closed-end funds that invest all or a portion of their assets in senior loans and in other liquid instruments such as high-yield securities (commonly known as “junk bonds”). The portfolio does not purchase all of the securities in the Index but uses a “sampling” methodology. The portfolio may concentrate its investments to the extent the Index concentrates in securities of issuers in any one industry or sector.

Main Risks: Call, concentration, credit for floating rate loan funds, demand for loans, equity securities incidental to investments in loans, foreign investments for floating rate loan funds, high-yield securities, interest in loans, interest rate for floating rate loan funds, leverage for floating rate loan funds, limited secondary market for floating rate loans, liquidity for floating rate loans funds, prepayment and extension for floating rate loans, valuation of loans, when issued and delayed delivery securities and forward commitments.

Underlying Fund: SPDR® Barclays High Yield Bond ETF

Investment Adviser: SSgA Fund Management, Inc.

Investment Objective: Seeks investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market.

Main Investments: The fund invests substantially all, but at least 80%, of its total assets in the securities comprising the Barclays U.S. High Yield Very Liquid Index (“Index”) or in securities that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, the fund may invest in debt securities that are not included in the Index, cash and cash equivalents, or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the adviser). The Index is designed to measure the performance of publicly issued U.S. dollar denominated high-yield corporate bonds with above-average liquidity. High-yield securities are generally rated below investment-grade and are commonly referred to as “junk bonds”. The Index includes publicly issued U.S. dollar denominated, non-investment-grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least 1 year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s, Inc., respectively, and have $500 million or more of outstanding face value. The three largest bonds of each issuer with a maximum age of five years can be included in the Index. In addition, securities must be registered or issued under Rule 144A of the Securities Act of 1933, as amended. Original issue zero-coupon bonds, step-up coupons, and coupons that change according to a predetermined schedule are also included. The Index includes only corporate sectors. The corporate sectors are industrial, utility, and financial institutions. Excluded from the Index are non-corporate bonds, structured notes with embedded swaps or other special features, private placements, bonds with equity-type features (e.g., warrants, convertibility), floating-rate issues, eurobonds, defaulted bonds, payment in kind securities and emerging market bonds.

Main Risks: Call, credit, derivative instruments, high-yield securities, index strategy, interest rate, issuer non-diversification, liquidity, and over-the-counter investments.

Underlying Fund: Vanguard FTSE Europe ETF

Investment Adviser: The Vanguard Group, Inc.

Investment Objective: Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.

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Main Investments: The fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index (“Index”). The Index is made up of approximately 500 common stocks of companies located in 16 European countries, mostly companies in United Kingdom, France, Switzerland, and Germany. Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden.

Main Risks: Company, currency, foreign investments/developing and emerging markets, index strategy, liquidity, market, and market capitalization.

Underlying Fund: WisdomTree Japan Hedged Equity Fund - DXJ

Investment Adviser: WisdomTree Asset Management, Inc.

Investment Objective: To track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (“Index”). The fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Main Investments: The fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. As of June 30, 2014, a significant portion of the Index is comprised of companies in the consumer discretionary and industrial sectors. The fund intends to enter into forward currency contracts or futures contracts designed to offset the fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the fund is based on the aggregate exposure of the fund and Index to the Japanese yen. The fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. To the extent the Index concentrates in a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as its Index. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers that if it were a diversified fund.

Main Risks: Company, concentration, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, and mid-capitalization company.

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APPENDIX D: SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of May 7, 2015:

VY® Franklin Templeton Founding Strategy Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	100.0% Class A; Beneficial	1.6%	1.7%

Voya Insurance and Annuity Company 1475 Dunwoody Dr West Chester, PA 19380-1478	98.4% Class S; Beneficial	96.4%	93.4%

Reliastar Life Insurance Co FBO SVUL 1 Attn Jill Barth Conveyor TN41 1 Orange Way Windsor, CT 06095	32.5% Class I; Beneficial	0.1%	0.1%

Security Life Insurance of Denver A VUL RTE 5106 PO Box 20 Minneapolis, MN 55440-0020	67.4% Class I; Beneficial	0.3%	0.3%

Voya Solution Moderately Aggressive Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*
Voya Retirement Insurance and Annuity Company Attn Valuation Unit-TN41 One Orange Way B3N Windsor, CT 06095	99.7% Class A; 99.9% Class I; 89.0% Class S; 92.6% Class S2; Beneficial	96.1%	3.0%

Voya Institutional Trust Company 1 Orange Way Windsor, CT 06095-4773	11.0% Class S; 7.4% Class S2; Beneficial	3.8%	1.7%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on May 7, 2015.

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PART B

Voya Partners, Inc.

Statement of Additional Information

June 19, 2015

Acquisition of the Assets and Liabilities of:

VY® Franklin Templeton Founding Strategy Portfolio

(A Series of Voya Investors Trust)

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258-2034

By and in Exchange for Shares of: Voya Solution Moderately Aggressive Portfolio (A Series of Voya Partners, Inc.) 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258-2034

This Statement of Additional Information of Voya Solution Moderately Aggressive Portfolio (“SAI”) is available to the shareholders of VY® Franklin Templeton Founding Strategy Portfolio (“Founding Strategy Portfolio”), a series of Voya Investors Trust, in connection with a proposed transaction whereby all of the assets and liabilities of Founding Strategy Portfolio will be transferred to Voya Solution Moderately Aggressive Portfolio (“Moderately Aggressive Portfolio,” together with Founding Strategy Portfolio, the “Portfolios,” each a “Portfolio”), a series of Voya Partners, Inc., in exchange for shares of Moderately Aggressive Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Managers’ Report for Moderately Aggressive Portfolio; (iii) the accompanying pro forma financial statements; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for Founding Strategy Portfolio, dated May 1, 2015, as filed on April 28, 2015 (File No: 811-05629) and the SAI for Moderately Aggressive Portfolio dated May 1, 2015, as filed on April 24, 2015 (File No: 811-08319).

2.	The Financial Statements of Founding Strategy Portfolio included in the Annual Report dated December 31, 2014, as filed on March 6, 2015 and the Financial Statements of Moderately Aggressive Portfolio included in the Annual Report dated on December 31, 2014, as filed on March 6, 2015.

This SAI is not a prospectus. A Proxy Statement/Prospectus dated June 19, 2015, relating to the Reorganization of Founding Strategy Portfolio may be obtained, without charge, by writing to the Voya Investment Management at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066. This SAI should be read in conjunction with the Proxy Statement/Prospectus. All capitalized terms not otherwise defined herein shall have the meaning ascribed to them in the Proxy Statement/Prospectus.

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VOYA SOLUTION MODERATELY AGGRESSIVE PORTFOLIO

Set forth below is an excerpt from Moderately Aggressive Portfolio’s annual report dated December 31, 2014.

* * * *

Market Perspective: Year Ended December 31, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however and the Index endured an early slump and wide swings late in 2014 before ending up 9.81% for the year. (The Index returned 4.94% for the one year ended December 31, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

With the improvement in the season came a pick-up in U.S. economic data. Employment reports were looking better and the unemployment rate fell below 6%. The December bulletin marked the eighth consecutive month in which more than 200,000 jobs were created. National purchasing managers’ activity indices signaled healthy expansion. While the housing market was cooling, the annualized rate of existing home sales exceeded 5 million for five straight months. Consumer confidence touched seven-year high levels. Growth in gross domestic product (“GDP”) was –2.1% (annualized) in the first quarter but bounced back to 5.0% in the third.

Yet concerns remained about the sustainability of the recovery in the U.S. and worldwide. The improving U.S. employment situation was accompanied by labor force participation rates at or near the lowest since 1978. Wage growth was sluggish near 2% annually. The Fed’s monthly Treasury and mortgage-backed securities purchases ended in October.

Outside of the U.S., growth in China was decelerating, which also weighed on global commodity supplying countries. Japan re-entered recession in the third quarter after an April rise in consumption tax. But it was the euro zone that was the most problematic. Growth almost ground to a halt in the second and third quarters. Unemployment seemed stuck at 11.5%, while deflation was perilously close. Markets became increasingly skeptical that the European Central Bank (“ECB”) could attempt U.S., UK and Japan-style quantitative easing with Germany unequivocally opposed. Oil prices had been steadily falling since late June and would halve by year-end. Increased shale oil production notwithstanding, was this also a signal that global economic activity was weaker than anyone had imagined?

Securities prices mirrored investors’ mood swings in the last few months. The Index actually reached a new peak on September 19, but by October 16 fell 8.2%. From there the Index rebounded 12% to December 5, fell 5% to December 16 then rose 4% to end the year 1.3% below its all-time high.

In U.S. fixed income markets, the Barclays Long-Term U.S. Treasury sub-index returned a remarkable 25.07% in 2014; the Barclays Short-Term U.S. Treasury sub-index just 0.09% as the Treasury yield curve flattened. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.97%, while the Barclays U.S. Corporate Investment Grade Bond sub-index gained 7.46%. Both outperformed the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate), which gained only 2.46%, perhaps reflecting growing disillusionment with the risk/reward profile of high yield bonds after strong returns in recent years.

U.S. equities, represented by the S&P 500® Index including dividends, returned 13.69% in the fiscal year, about 1.5% below its all-time high. The utilities sector was the top performer, returning 28.98%; not surprisingly, the only loser was energy, which dropped 7.78% as oil prices sagged. Record operating earnings per share for S&P 500® companies in the second and third quarters were supported by low interest rates, slow wage growth and historically high share buy-back volumes. Operating margins breached 10% for the first time.

In currencies, the dollar advanced against most other currencies over the year. The dollar surged 13.60% against the euro, on the U.S.’s much better growth and interest rate increase prospects, and 13.74% against the yen, on the likelihood of further monetary easing in Japan and an announced partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). The dollar gained less, 6.29%, on the pound. The UK had a better growth story than the euro zone, which however is the destination for about 40% of the UK’s exports.

In international markets, the MSCI Japan® Index rose 9.48% in 2014, boosted in the case of Japan’s large exporters by the falling yen and in general by the GPIF’s announcement described above. The MSCI Europe ex UK® Index added 6.63%. The poor economic data referred to above and the lingering conflict in Ukraine dampened markets, which were spasmodically supported

2

by the possibility of quantitative easing. The strong health care sector contributed about one third of the total. Despite superior economic results, the MSCI UK® Index was much weaker, edging up 0.50%. UK stock indices are not particularly representative of the UK economy: the largest 14 names account for half of the index and comprise mostly global banking, energy, pharmaceuticals and materials companies. As a group, they held back returns by about 1.80%.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays Short-Term U.S. Treasury Index	A market capitalization-weighted index that is composed of fixed-rate, non-convertible U.S. Treasury securities that have a remaining maturity of between one and 12 months and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI EAFE® Index	An unmanaged index that measures the performance of securities listed on exchanges in Europe, Australasia and the Far East. It includes the reinvestment of dividends net of withholding taxes, but does not reflect fees, brokerage commissions or other expenses of investing.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
Russell 3000® Index	An unmanaged index that measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large- capitalization companies whose securities are traded on major U.S. stock markets.
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Risk Aggressive Index	Seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed-income securities to enhance portfolio efficiency.
S&P Target Risk Conservative Index	Seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.
S&P Target Risk Growth Index	Seeks to measure the performance of an asset allocation strategy targeted to a growth focused risk profile.
S&P Target Risk Moderate Index	Seeks to measure the performance of an asset allocation strategy targeted to a moderate risk profile.

3

Index	Description
S&P Target Date 2015 Index, S&P Target Date 2020 Index, S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index and S&P Target Date 2045 Index	Each seeks to represent the market consensus for asset allocations which target an approximate 2015, 2020, 2025, 2030, 2035, 2040, 2045 and beyond 2045 retirement horizon, respectively.

Portfolio Managers’ Report

The Voya Solution Portfolios consist of Voya Solution Aggressive Portfolio, Voya Solution Balanced Portfolio, Voya Solution Conservative Portfolio, Voya Solution Income Portfolio, Voya Solution Moderately Aggressive Portfolio, Voya Solution Moderately Conservative Portfolio, Voya Solution 2015 Portfolio*, Voya Solution 2020 Portfolio, Voya Solution 2025 Portfolio, Voya Solution 2030 Portfolio, Voya Solution 2035 Portfolio, Voya Solution 2040 Portfolio, Voya Solution 2045 Portfolio, Voya Solution 2050 Portfolio and Voya Solution 2055 Portfolio (each a “Portfolio” or collectively, the “Portfolios” or the “Solution Portfolios”). Each Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds which are actively managed funds or passively managed funds (index funds)(1). The Portfolios are managed by Halvard Kvaale, CIMA, Paul Zemsky, CFA, and Frank van Etten, Portfolio Managers of Voya Investment Management Co. LLC (“Voya IM”) the Sub-Adviser (“Sub-Adviser”).

Portfolio Specifics: We began the year with an overweight to high yield corporate bonds and international developed equities, funded by an underweight to core U.S. fixed income and U.S. large-cap core and U.S. large-cap value.

In February, we reduced our underweight to equity in the Voya Solution 2015 Portfolio by increasing its exposure to U.S. large-cap core, funded by a reduction in U.S. core fixed income. In March, due to the geopolitical situation in Russia and Ukraine, we reduced our emerging equity position and moved the proceeds into U.S. large-cap core.

As part of our annual review process, the series glided down, resulting in lower equity allocations for the mid- and near-dated Portfolios at the beginning of May. At the end of May, we moved to an overweight position in U.S. large-cap equity and further underweighted core fixed income, as economic data had improved substantially in the U.S. and, to a lesser extent, internationally. At the end of the second quarter, we took profits on our overweight euro zone trade and moved the funds into U.S. large-cap core equity.

In July, we took profits by selling a portion of our overweight high yield corporate bond position and allocated the proceeds into senior loans. We maintain an overweight to high yield corporate bonds, believing it will continue to outperform core investment grade bonds. At the beginning of August, we reduced our U.S. large-cap core overweight and purchased emerging market equities. This trade was a reversal of a position initiated in the first quarter, where we had turned cautious on emerging markets given geopolitical unrest in Russia and Ukraine. We continued to have concerns about the ability of emerging market companies to increase their profitability longer term and so preserved a slight underweight to the asset class. At the end of August, we sold U.S. small-cap equity and added to our international equity position, based on comments by European Central Bank President Mario Draghi, that suggest increased intervention by the central bank through asset purchase programs and greater openness to fiscal stimulus. We found that U.S. small-cap stocks had unattractive valuations, poor earnings fundamentals, as well as worrying technicals and relative investor flows. At the end of the third quarter, we made a defensive trade by selling U.S. large-cap core equity and purchasing U.S. core fixed income. Rationales for this trade included the possibility of deflation in Europe, slow responses by the global central banks and muted economic global growth outside the United States.

At the end of October, we unwound this position when negative sentiment reached extreme levels on our economic indicators. In November, we increased duration in the mid-dated Portfolios, believing our long-term expectations for interest rate increases had been overly aggressive. In December, we purchased Japan equities, funded by selling U.S. large-cap core. At the time of the trade, we believed Japanese equities to be relatively undervalued and have the potential to rise more than U.S. equities in 2015.

Overall, tactical moves had a negative impact on performance for the year.

Underlying manager performance was mixed for the year before fees and expenses, detracting in the far-dated portfolios, but adding value in the near-dated portfolios. The largest outperformers for the year were Voya Small Company Portfolio, Voya Multi-Manager Large Cap Core Portfolio and Voya Intermediate Bond Fund. The smallest outperformers for the year were VYT T. Rowe Price Growth Equity Portfolio, Voya Multi-Manager Emerging Markets Equity Fund and Voya Large Cap Value Fund.

Certain Solution Portfolios outperformed their respective Standard & Poor's Target Date or Target Risk indices (“S&P”); others did not, depending on the applicable asset allocations in each case**. The Solution Portfolios tended to hold a higher proportion of domestic stocks within their equity allocations when compared to S&P, which was an advantage as non-US stocks

4

lagged. Within the US equity allocation, the Solution Portfolios benefitted from allocations to subclasses with higher average returns than S&P. This benefit was partially offset by S&P's fixed income holdings in which there were higher allocations to US core bonds and treasury inflation protected bonds, which outperformed the Solution Portfolios' allocations to global bonds and bank loans.

Current Strategy and Outlook: Looking ahead, we believe the knock-on effects of collapsing oil prices will vary across industries, regions and asset classes. We believe the U.S. will maintain a modest pace of growth, while global central banks will aggressively fight to improve their own near-term outlooks. In our view, the end of quantitative easing confirms the strength of the U.S. economy, but the uncertain start of interest rate hikes will increase market volatility.

* On November 20, 2014, the Board of Directors approved a proposal to reorganize the Voya Solution 2015 Portfolio with and into the Voya Solution Income Portfolio.

** Each Portfolio’s relative performance versus its respective benchmarks can be found on page 6 [of the Annual Report dated December 31, 2014.]

(1) The investment objective of each Portfolio is described in the Portfolios’ prospectuses, each dated May 1, 2014.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for these Portfolios may differ from that presented for other Voya mutual funds. Performance for the different classes of shares will vary based on differences in fees associated with each class.

5

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and liabilities of Founding Strategy Portfolio will be transferred to Moderately Aggressive Portfolio, in exchange for shares of Moderately Aggressive Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2014. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
	Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma Adjustments		Moderately Aggressive Portfolio Pro Forma Combined
ASSETS:
Investments in securities at fair value *	$-	$1,655,402	$46,999,438	(A)	$48,654,840
Investments in affiliated underlying funds at fair value**	895,610,238	29,889,549	(46,999,438)	(A)	878,500,349
Total Investments at fair value	$895,610,238	$31,544,951	$-		$927,155,189
Cash	-	640,771			640,771
Cash collateral for futures	-	48,474	-		48,474
Receivables:
Fund shares sold	1,967,980	35,149	-		2,003,129
Dividends	-	3,657	-		3,657
Prepaid expenses	7,210	252	-		7,462
Reimbursement due from manager	-	321	160,900	(D)	161,221
Other assets	13,649	189	-		13,838
Total assets	897,599,077	32,273,764	160,900		930,033,741

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	1,967,942	34,650	-		2,002,592
Payable for fund shares redeemed	38	499	-		537
Payable for foreign cash collateral for futures***	-	17,641	-		17,641
Payable for investment management fees	-	3,091	41,044	(B)	44,135
Payable to administrative fees	38,265	2,779	(41,044)	(B)	-
Payable for distribution and shareholder service fees	194,638	11,260	-		205,898
Payable to trustees under the deferred compensation plan	13,649	189	-		13,838
Payable for trustee fees	4,757	159	-		4,916
Other accrued expenses and liabilities	103,126	6,995	160,900	(D)	271,021
Total liabilities	2,322,415	77,263	160,900		2,560,578
NET ASSETS	$895,276,662	$32,196,501	$-		$927,473,163

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$755,546,149	$27,326,237	$-		$782,872,386
Undistributed net investment income	18,027,310	916,562	-		18,943,872
Accumulated net realized gain (loss)	(118,505,939)	3,054,912	-		(115,451,027)
Net unrealized appreciation	240,209,142	898,790	-		241,107,932
NET ASSETS	$895,276,662	$32,196,501	$-		$927,473,163

* Cost of investments in securities	$–	$1,516,397	$-		$1,516,397
** Cost of investments in affiliated underlying funds	$655,401,096	$29,111,659	$-		$684,512,755
*** Cost of payable for foreign cash collateral for futures	$–	$17,819	$-		$17,819

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STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2014 (Unaudited)
		Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma Adjustments		Moderately Aggressive Portfolio Pro Forma Combined
	Class ADV
	Net Assets	$13,439,933	$20,019,613	$-		$33,459,546
	Shares authorized	unlimited	100,000,000			100,000,000
	Par value	$0.001	$0.001	$-		$0.001
	Shares outstanding	1,249,395	1,536,336	(217,934)	(C)	2,567,797
	Net asset value and redemption price per share	$10.76	$13.03	$-		$13.03

	Class I
	Net Assets	$3,033,693	$56,380	$-		$3,090,073
	Shares authorized	unlimited	100,000,000			100,000,000
	Par value	$0.001	$0.001	$-		$0.001
	Shares outstanding	274,914	4,260	(45,610)	(C)	233,564
	Net asset value and redemption price per share	$11.04	$13.23	$-		$13.23

	Class S
	Net Assets	$878,803,036	$11,314,735	$-		$890,117,771
	Shares authorized	unlimited	100,000,000			100,000,000
	Par value	$0.001	$0.001	$-		$0.001
	Shares outstanding	80,067,882	861,879	(13,136,958)	(C)	67,792,803
	Net asset value and redemption price per share	$10.98	$13.13	$-		$13.13

	Class S2
	Net Assets	n/a	$805,773	$-		$805,773
	Shares authorized	n/a	100,000,000			100,000,000
	Par value	n/a	$0.001	$-		$0.001
	Shares outstanding	n/a	61,395	-		61,395
	Net asset value and redemption price per share	n/a	$13.12	$-		$13.12

(A)	Reflects adjustments related to portfolio consolidation.
(B)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
(C)	Reflects new shares issued, net of retired shares of VY® Franklin Templeton Founding Strategy Portfolio. (Calculation: Net Assets ÷ NAV per share).
(D)	Reflects adjustment for estimated one time merger and transition expenses (See Note 4 in the Notes to Unaudited Pro Forma Financial Statements).
See Accompanying Notes to the Unaudited Pro Forma Financial Statements

7

STATEMENTS OF OPERATIONS for the year ended December 31, 2014 (Unaudited)
	Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma Adjustments		Moderately Aggressive Pro Forma Combined
INVESTMENT INCOME:
Dividends from affiliated underlying funds	21,210,275	425,281	-		21,635,556
Dividends	-	58,575	-		58,575
Total investment income	21,210,275	483,856	-		21,694,131

EXPENSES:
Investment management fees	–	35,800	2,053,367	(A)(B)	2,089,167
Distribution and shareholder service fees:
Class ADV	97,446	93,599	(32,482)	(A)	158,563
Class S	2,339,271	31,106	-		2,370,377
Class S2	–	3,279	-		3,279
Transfer agent fees	999	293	7,758	(A)	9,050
Administrative service fees	475,797	31,838	(507,635)	(A)(B)	-
Shareholder reporting expense	43,775	3,173	51,057	(A)	98,005
Professional fees	98,537	10,556	(59,923)	(A)	49,170
Custody and accounting expense	72,150	2,675	7,798	(A)	82,623
Trustee fees	28,547	955	-	(A)	29,502
Miscellaneous expense	27,995	7,200	4,141	(A)	39,336
Total expenses	3,184,517	220,474	1,524,081		4,929,072
Net waived and reimbursed fees	(19,489)	(38,968)	(660,086)		(718,543)
Net expenses	3,165,028	181,506	863,995		4,210,529
Net investment income	18,045,247	302,350	(863,995)		17,483,602

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	-	156,076	-		156,076
Capital gain distributions from affiliated underlying funds	-	2,174,669	-		2,174,669
Sale of affiliated underlying funds	45,651,958	1,443,512	-		47,095,470
Foreign currency related transactions	-	512	-		512
Futures	-	(49)	-		(49)
Net realized gain	45,651,958	3,774,720	-		49,426,678
Net change in unrealized appreciation (depreciation) on:
Investments	-	54,533	-		54,533
Affiliated underlying funds	(33,899,167)	(2,181,255)	-		(36,080,422)
Foreign currency related transactions	-	178	-		178
Futures	-	(18,283)	-		(18,283)
Net change in unrealized appreciation (depreciation)	(33,899,167)	(2,144,827)	-		(36,043,994)
Net realized and unrealized gain	11,752,791	1,629,893	-		13,382,684
Increase in net assets resulting
from operations	$29,798,038	$1,932,243	$(863,995)		$30,866,286

(A)	Reflects adjustment in expenses due to effects of new contractual rates.
(B)	Effective May 1, 2015, the Board approved a new Management Agreement that combines the former Management Agreement and Administrative Agreement under one combined Management Agreement with a single management fee. This single management fee does not exceed the former combined investment management and administrative services fee rates for the Portfolio and there is no change to the investment management or administrative services provided to the Portfolio.
See Accompanying Notes to the Unaudited Pro Forma Financial Statements

8

PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma adjustments		Moderately Aggressive Portfolio Pro Forma Combined				Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma adjustments		Moderately Aggressive Portfolio Pro Forma Combined
Shares	Shares	Shares		Shares				Value	Value	Value		Value

EXCHANGE-TRADED FUNDS:						5.2%
					Exchange-Traded Funds:		5.2%
-	9,526	270,458	(A)	279,984	iShares Russell 1000 Value Index Fund			$-	$994,514	$28,235,799	(A)	$29,230,313
-	3,216	91,307	(A)	94,523	SPDR Trust Series 1			-	660,888	18,763,639	(A)	19,424,527
								-	1,655,402	46,999,438		48,654,840

MUTUAL FUNDS:						94.8%
					Affiliated Investment Companies:		94.8%
-	57,651	1,636,802	(A)	1,694,453	Voya Emerging Markets Index Portfolio - Class I			-	613,979	17,431,819	(A)	18,045,798
-	97,358	2,764,145	(A)	2,861,503	Voya Floating Rate Fund - Class I			-	973,576	27,641,337	(A)	28,614,913
-	61,674	1,751,021	(A)	1,812,695	Voya Global Bond Fund - Class R6			-	643,873	18,280,556	(A)	18,924,429
-	200,326	5,687,567	(A)	5,887,893	Voya High Yield Bond Fund - Class I			-	1,608,616	45,671,111	(A)	47,279,727
-	188,927	5,363,931	(A)	5,552,858	Voya International Core Fund - Class I			-	1,740,018	49,401,818	(A)	51,141,836
-	100,030	2,840,007	(A)	2,940,037	Voya International Index Portfolio - Class I			-	937,283	26,610,923	(A)	27,548,206
-	96,703	2,745,549	(A)	2,842,252	Voya Large Cap Growth Portfolio - Class I			-	1,938,889	55,048,075	(A)	56,986,964
-	121,218	3,441,568	(A)	3,562,786	Voya Large Cap Value Fund - Class R6			-	1,601,294	45,463,228	(A)	47,064,522
-	80,749	2,292,590	(A)	2,373,339	Voya MidCap Opportunities Portfolio - Class I			-	1,224,966	34,778,691	(A)	36,003,657
-	115,428	3,277,181	(A)	3,392,609	Voya Multi-Manager Emerging Markets Equity Fund - Class I			-	1,213,144	34,443,046	(A)	35,656,190
-	222,212	6,308,944	(A)	6,531,156	Voya Multi-Manager International Equity Fund - Class I			-	2,344,334	66,559,290	(A)	68,903,624
-	178,355	5,063,776	(A)	5,242,131	Voya Multi-Manager Large Cap Core Portfolio - Class I			-	2,787,685	79,146,714	(A)	81,934,399
-	213,452	6,060,234	(A)	6,273,686	Voya Multi-Manager Mid Cap Value Fund - Class I			-	2,674,553	75,934,721	(A)	78,609,274
-	53,603	1,521,873	(A)	1,575,476	Voya RussellTM Mid Cap Growth Index Portfolio - Class I			-	1,462,299	41,516,944	(A)	42,979,243
-	42,519	1,207,181	(A)	1,249,700	Voya Small Company Portfolio - Class I			-	988,576	28,067,211	(A)	29,055,787
-	75,853	2,153,585	(A)	2,229,438	Voya U.S. Stock Index Portfolio - Class I			-	1,113,525	31,614,707	(A)	32,728,232
-	19,248	546,481	(A)	565,729	VY® Clarion Real Estate Portfolio - Class I			-	676,956	19,219,834	(A)	19,896,790
26,222,237	-	(26,222,237)	(A)	-	VY® Franklin Income Portfolio - Class I			299,720,174	-	(299,720,174)	(A)	-
25,743,410	-	(25,743,410)	(A)	-	VY® Franklin Mutual Shares Portfolio - Class I			299,138,420	-	(299,138,420)	(A)	-
-	58,583	1,663,263	(A)	1,721,846	VY® Invesco Comstock Portfolio - Class I			-	969,552	27,527,090	(A)	28,496,642
-	84,885	2,410,017	(A)	2,494,902	VY® T. Rowe Price Capital Appreciation Portfolio - Class I			-	2,444,693	69,408,638	(A)	71,853,331

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PORTFOLIO OF INVESTMENTS
as of December 31, 2014 (Unaudited)
Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma adjustments		Moderately Aggressive Portfolio Pro Forma Combined				Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma adjustments		Moderately Aggressive Portfolio Pro Forma Combined
-	21,428	608,374	(A)	629,802	@	VY® T. Rowe Price Growth Equity Portfolio - Class I		-	1,931,738	54,845,047	(A)	56,776,785
19,269,587	-	(19,269,587)	(A)	-		VY® Templeton Global Growth Portfolio - Class I		296,751,644	-	(296,751,644)	(A)	-
								895,610,238	29,889,549	(46,999,438)		878,500,349

						Total Investments in Securities
						(Cost $655,401,096, $30,628,056 and $686,029,152 Pro Forma Combined)*	100.0%	$895,610,238	$31,544,951	$-		$927,155,189
						Other Assets and Liabilities - Net	-	(333,576)	651,550	-		317,974
						Net Assets	100.0%	$895,276,662	$32,196,501	$-		$927,473,163

					@	Non-income producing security.
					(A)	Reflects adjustments related to portfolio transitioning.

					*	Cost for federal income tax purposes is:		$751,200,597	$30,788,861	$-		$781,989,458
						Net unrealized appreciation consists of:
						Gross Unrealized Appreciation		$144,409,641	$1,654,605	$-		$146,064,246
						Gross Unrealized Depreciation		-	(898,515)	-		(898,515)
						Net Unrealized Appreciation		$144,409,641	$756,090	$-		$145,165,731

10

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of December 31,2014 in valuing the assets and liabilities:
	Founding Strategy Portfolio	Moderately Aggressive Portfolio	Pro Forma adjustments	Moderately Aggressive Portfolio Pro Forma Combined
Asset Table
Investments, at value
Level 1 - Quoted Prices	$895,610,238	$31,544,951	$-	$927,155,189
Level 2 - Other Significant Observable Inputs	-	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-	-
Total Investments, at value	$895,610,238	$31,544,951	$-	$927,155,189

Liabilities Table
Other Financial Instruments+
Level 1 - Quoted Prices	$-	$(18,283)	$-	$(18,283)
Level 2 - Other Significant Observable Inputs	-	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-	-
Total Liabilities	$-	$(18,283)	$-	$(18,283)

^ See Note 2, “Security Valuation” in the Notes to Unaudited Pro Forma Financial Statements for additional information.
+ Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and includes futures. Futures are valued at the unrealized gain (loss) on the instrument. See futures contracts table below for additional information.

At December 31, 2014, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/(Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	6	3/12/2015	$705,043	$(18,283)
			$705,043	$(18,283)

11

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (the “Board”) of Voya Franklin Templeton Founding Strategy Portfolio (“Franklin Templeton Founding Strategy Portfolio”) and Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”), approved an Agreement and Plan of Reorganization dated March 12, 2015 (the “Plan”) whereby, subject to approval by the shareholders of Franklin Templeton Founding Strategy Portfolio, Solution Moderately Aggressive Portfolio will acquire all of the assets of Franklin Templeton Founding Strategy Portfolio, subject to the liabilities of such Portfolio, in exchange for Solution Moderately Aggressive Portfolio issuing shares of such Portfolio to shareholders of Franklin Templeton Founding Strategy Portfolio in a number equal in value to net assets of Franklin Templeton Founding Strategy Portfolio (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with Solution Moderately Aggressive Portfolio remaining as both the tax and accounting survivor. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization(s) occurred at December 31, 2014. The unaudited pro forma Portfolio of Investments and Statement of Assets and Liabilities reflect the financial position of Franklin Templeton Founding Strategy Portfolio and Solution Moderately Aggressive Portfolio at December 31, 2014. The unaudited pro forma Statement of Operations reflects the results of operations of Franklin Templeton Founding Strategy Portfolio and Solution Moderately Aggressive Portfolio for the twelve-months ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Franklin Templeton Founding Strategy Portfolio and Solution Moderately Aggressive Portfolio under U.S. generally accepted accounting principles for investment companies. The unaudited pro forma Portfolio of Investments reflects the pro forma combined portfolio holdings of Franklin Templeton Founding Strategy Portfolio and Solution Moderately Aggressive Portfolio as of December 31, 2014.

This unaudited pro forma Portfolio of Investments reflects management’s anticipation that most portfolio transitioning, including the sale of a significant portion of holdings of Franklin Templeton Founding Strategy Portfolio and the purchase of assets Solutions Moderately Aggressive Portfolio may hold or wish to hold, will take place shortly prior to the closing date of the Merger. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Solutions Moderately Aggressive Portfolio for pre-combination periods will not be restated.

The unaudited pro forma Portfolio of Investments, and Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

The net asset value (“NAV”) per share of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolio is open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the mean between the bid and ask prices provided to an independent pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued

12

using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common Solution Moderately Aggressive Portfolio issued in connection with the proposed acquisition of Franklin Templeton Founding Strategy Portfolio by Solution Moderately Aggressive Portfolio as of December 31, 2014. The number of additional shares issued was calculated by dividing the net assets of each class of Franklin Templeton Founding Strategy Portfolio by the respective class net asset value per share of Solution Moderately Aggressive Portfolio.

Note 4 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.

Note 5 – Merger and Transition Costs:

The Adviser (or an affiliate) will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings. Merger costs to be incurred by the Adviser (or an affiliate) are estimated at approximately $159,100. These costs represent the estimated expenses of the Portfolio carrying out its obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. Total explicit transition costs are estimated to be $1,800. These expenses will be paid by the Adviser (or an affiliate). Actual results could differ from these estimates.

Note 6 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

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3 EASY WAYS TO VOTE YOUR PROXY7337 EAST DOUBLETREE RANCH ROADSUITE 100SCOTTSDALE, ARIZONA 85258-2034VOTE BY PHONE: Call toll-free 1-877-907-7646 and follow the recorded instructions.VOTE ON THE INTERNET: Log on to Proxyvote.com and follow the on-line directions.VOTE BY MAIL: Check the appropriate box on the Proxy Ballot below, sign and date the Proxy Ballot and return in the envelope provided.If you vote via phone or the Internet, you do not need to return your Proxy Ballot. PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 28, 2015.TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:KEEP THIS PORTION FOR YOUR RECORDS DETACH AND RETURN THIS PORTION ONLYVY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIOTHE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:For Against Abstain1. To approve an Agreement and Plan of Reorganization by and between VY® Franklin Templeton Founding Strategy Portfolio ("Founding Strategy Portfolio") and Voya Solution Moderately Aggressive Portfolio ("Moderately Aggressive Portfolio"), providing for the reorganization of Founding Strategy Portfolio with and into Moderately Aggressive Portfolio (the "Reorganization"); and2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournments or postponements thereof, in the discretion of the proxies or their substitutes. To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares owned. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.Please vote, date and sign this proxy and return it promptly in the enclosed envelope.This Proxy Ballot must be signed exactly as your name(s) appear(s) hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.Signature [PLEASE SIGN WITHIN BOX]DateSignature [Joint Owners]Date

Important Notice Regarding the Availability of Proxy Materials for the Meeting to Be Held on July 28, 2015.The Proxy Statement for the Meeting and the Notice of the Meeting are available at WWW.PROXYVOTE.COM/VOYA.THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEESThe undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety and Todd Modic, or any one or all of them, proxies, with full power of substitution, to vote all shares of the reverse-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258-2034 on July 28, 2015, at 1:00 PM, local time, and at any adjournment(s) or postponement(s) thereof.This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposal.PLEASE SIGN AND DATE ON THE REVERSE SIDE.

Voya Partners, Inc.

(“Registrant”)

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article Ninth, Section (d) of the Registrant’s Articles of Incorporation provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Section XI.B of the Amended and Restated Administrative Services Agreement, filed as exhibit (h)(1), to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference, provides for indemnification of the Administrator.

ITEM 16. EXHIBITS

(1)	(a)

Articles of Incorporation for Voya Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(b)

Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(c)

Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(d)

Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(e)

Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(f)

Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(g)

Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(h)

Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)

Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)

Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

1

(k)

Articles Supplementary to Articles of Incorporation effective January 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(l)

Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(m)

Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)

Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(o)

Articles Supplementary dated August 8, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(p)

Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(q)

Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(r)

Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(s)

Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(t)

Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(u)

Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(v)

Articles of Amendment effective August 20, 2007 regarding the name change of ING Davis Venture Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)

Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)

Articles Supplementary dated February 27, 2007 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(y)

Articles Supplementary dated January 16, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Form N-1A Registration Statement on February 20, 2009 and incorporated herein by reference.

2

(z)

Articles Supplementary dated March 18, 2009 to the Articles of Incorporation of ING Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(aa)

Articles Supplementary dated April 1, 2009 regarding the name change of ING Columbia Small Cap Value II Portfolio – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(bb)

Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated June 22, 2009 – Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant’s Form N-1A Registration Statement on December 3, 2009 and incorporated herein by reference.

(cc)

Articles of Amendment dated July 29, 2009 regarding the dissolution of ING American Century Large Company Value Portfolio and ING Neuberger Berman Partners Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(dd)

Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated March 19, 2010 regarding the creation of ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ee)

Articles of Amendment effective April 30, 2010 regarding ING Legg Mason ClearBridge Aggressive Growth Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 49 to Registrant’s Form N-1A Registration Statement on April 29, 2010 and incorporated herein by reference.

(ff)

Articles of Amendment effective September 8, 2011 regarding the dissolution of ING Baron Asset Portfolio and ING Fidelity® VIP Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(gg)

Articles of Amendment effective January 21, 2011 regarding ING Oppenheimer Global Strategic Income Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(hh)

Articles of Amendment effective February 17, 2011 regarding the dissolution of ING Legg Mason ClearBridge Aggressive Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(ii)

Articles of Amendment effective April 29, 2011 regarding name change of ING Columbia Small Cap Value Portfolio, ING Van Kampen Comstock Portfolio, and ING Van Kampen Equity and Income Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(jj)

Articles Supplementary dated August 19, 2011 to the Articles of Incorporation of ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 54 to Registrant’s Form N-1A Registration Statement on September 27, 2011 and incorporated herein by reference.

(kk)

Articles of Amendment dated September 23, 2011 regarding the dissolution of Adviser Class’ shares of ING Pioneer High Yield Portfolio – Filed as an exhibit to Post-Effective Amendment No. 56 to Registrant’s Form N-1A Registration Statement on February 10, 2012 and incorporated herein by reference.

(ll)

Articles of Amendment dated January 27, 2012 regarding the dissolution of Service 2 Class shares of ING Global Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 57 to Registrant’s Form N-1A Registration Statement on April 23, 2012 and incorporated herein by reference.

(mm)

Articles of Amendment dated April 16, 2012 regarding name change of ING Baron Small Cap Growth Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

3

(nn)

Articles of Amendment dated November 6, 2012 regarding name change of ING Thornburg Value Portfolio – Filed as an exhibit to Post-Effective Amendment No. 59 to Registrant’s Form N-1A Registration Statement on February 7, 2013 and incorporated herein by reference.

(oo)

Articles Supplementary to Articles of Incorporation of ING Partners, Inc. dated February 28, 2013 regarding the creation of ING Solution Aggressive Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(pp)

Articles of Amendment dated April 22, 2013 regarding the dissolution of ING Growth and Income Core Portfolio and ING UBS U.S. Large Cap Equity Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(qq)

Articles of Amendment dated April 23, 2013 regarding the name change of ING Davis New York Venture Portfolio, ING Invesco Van Kampen Comstock Portfolio, ING Invesco Van Kampen Equity and Income Portfolio, ING Solution Aggressive Growth Portfolio, ING Solution Growth Portfolio, and ING Solution Moderate Portfolio – Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant’s Form N-1A Registration Statement on April 29, 2013 and incorporated herein by reference.

(rr)

Articles of Amendment dated June 7, 2013 regarding the dissolution of Class S2 shares of ING Fidelity VIP Contrafund Portfolio and ING Fidelity VIP Equity-Income Portfolio – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(ss)

Articles of Amendment effective May 1, 2014 regarding the name change of ING PIMCO Total Return Portfolio to VY® PIMCO Bond Portfolio, of ING Partners, Inc. to Voya Partners, Inc. and name changes for all ING Partners Portfolios– Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(tt)

Articles of Amendment effective December 12, 2014 regarding the name change of VY® PIMCO Bond Portfolio to Voya Aggregate Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(uu)

Articles Supplementary dated January 14, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the creation of Voya Solution 2060 Portfolio and Voya Index Solution 2060 Portfolio – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(vv)

Articles Supplementary dated April 7, 2015 to Articles of Incorporation of Voya Partners, Inc. regarding the classification of Class Z shares for the Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(2)	(a)	By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.
(i)

Amendment to the By-laws of Voya Partners, Inc. (formerly, ING Partners, Inc.) dated November 10, 2005 – Filed as an exhibit to Post-Effective Amendment No. 36 to Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(3)	Not Applicable.
(4)

Agreement and Plan of Reorganization between VY® Franklin Templeton Founding Strategy Portfolio, a series of Voya Investors Trust, and Voya Solution Moderately Aggressive Portfolio, a series of Voya Partners, Inc. – Attached as Appendix A to the Proxy Statement/Prospectus.

(5)

Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

4

(6)	(a)	Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015 between Voya Partners, Inc. and Directed Services LLC - Filed herein.
(i)

Letter Agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding waiver of advisory fee for VY® Templeton Foreign Equity Portfolio (when investing in Templeton Institutional Funds-Foreign Smaller Companies Series) – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for Voya Global Bond Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iii)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® American Century Small-Mid Cap Value Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iv)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Columbia Small Cap Value II Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(v)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Invesco Comstock Portfolio for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(vi)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® T. Rowe Price Growth Equity Portfolio for the period from May 1, 2015, through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(vii)

Letter Agreement dated May 1, 2015 to reduce annual investment management fee for VY® T. Rowe Price Growth Equity Portfolio for the period from May 1, 2015 through and including May 1, 2016 (reduction in excess of $500,000 all Voya funds managed by T. Rowe Price) – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(viii)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding reduction of the investment management fee for VY® Columbia Contrarian Core Portfolio for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ix)

Letter agreement dated May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding waiver of a portion of the investment management fee for VY® Invesco Equity and Income Portfolio for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(b)

Investment Management Agreement effective November 18, 2014 between Voya Partners, Inc. and Directed Services LLC - Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

5

(c)

Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and T. Rowe Price Associates, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(d)

Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and American Century Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(e)

Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and BAMCO, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(f)

Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and J.P. Morgan Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(g)

Investment Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and INVESCO Advisers, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(h)

Investment Sub-Advisory Agreement, effective November 18, 2014 between Directed Services LLC and OppenheimerFunds, Inc. — Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i)

Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Pioneer Investment Management, Inc. - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(j)

Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Templeton Investment Counsel, LLC - Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(k)

Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Columbia Management Investment Advisers, LLC – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(l)

Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Voya Investment Management Co. LLC regarding Voya Global Bond Portfolio, certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i)

Amended Schedule A effective December 12, 2014 to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(m)

Sub-Advisory Agreement effective November 18, 2014 between Directed Services LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(i)

Amended Schedule A effective February 9, 2015 to the Sub-Advisory Agreement between Directed Services LLC and Voya Investment Management Co. LLC regarding certain Voya Solution Portfolios and certain Voya Index Solution Portfolios – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(n)

Expense Limitation Agreement effective November 18, 2014 between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

6

		(i)

Amended Schedule A effective May 1, 2015 to the Expense Limitation Agreement effective November 18, 2014 between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(o)

Expense Limitation Agreement regarding Voya Solution Portfolios, Voya Index Solution Portfolios and Voya Fidelity VIP Portfolios, effective November 18, 2014, between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

		(i)

Amended Schedule A effective February 9, 2015 to the Expense Limitation Agreement between Directed Services LLC and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(p)

Letter agreement effective May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S and Class S2 shares of VY® Invesco Comstock Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(q)

Letter agreement effective May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class ADV, Class I, Class S, and Class S2 shares of VY® Columbia Contrarian Core Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(r)

Letter agreement effective May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for VY® Templeton Foreign Equity Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(s)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. to waive a portion of the distribution fee for Service Class shares of VY® Baron Growth Portfolio from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(t)

Letter agreement effective December 12, 2014 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Voya Aggregate Bond Portfolio – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

	(u)

Letter agreement effective May 1, 2015 between Directed Services LLC and Voya Partners, Inc. regarding expense limitation for Class Z shares of Voya Index Solution Portfolios from May 1, 2015 through May 1, 2018 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(7)	(1)

Distribution Agreement dated November 18, 2014 between the Voya Partners, Inc. and Voya Investments Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

		(i)

Amended Schedule A effective February 9, 2015, to the Distribution Agreement between Voya Partners, Inc. and Voya Investments Distributor, LLC – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(8)	Not Applicable.
(9)	(a)

Custody Agreement dated January 6, 2003 between Voya Partners, Inc. and The Bank of New York Mellon- Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

7

(i)

Amended Exhibit A effective February 9, 2015 to the Custody Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(b)

Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)

Amended Exhibit A effective February 9, 2015 to the Foreign Custody Manager Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii)

Amended Schedule 2 effective June 4, 2008 to the Foreign Custody Manager Agreement dated January 6, 2003 with the Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(c)

Fund Accounting Agreement dated January 6, 2003, with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 37 to Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)

Amended Exhibit A effective February 9, 2015 to the Fund Accounting Agreement dated January 6, 2003 with The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(10)	(a)

Second Amended and Restated Plan of Distribution pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Adviser Class shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(b)

Second Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Service 2 Class shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of the Registrant for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of VY® Invesco Equity and Income Portfolio for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iii)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of Voya Aggregate Bond Portfolio for the period from May 1, 2015 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iv)

Letter Agreement, dated February 9, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of Voya Index Solution 2060 Portfolio and Voya Solution 2060 Portfolio for the period from February 9, 2015 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

8

(v)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of Voya Index Solution 2015 Portfolio, Voya Index Solution Income Portfolio, Voya Solution 2015 Portfolio and Voya Solution Income Portfolio for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(vi)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class S2 shares of Voya Solution Moderately Aggressive Portfolio for the period from May 1, 2015 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(vii)

Letter Agreement, dated March 14, 2014, between Voya Investments Distributor, LLC and Voya Partners, Inc. to waive a portion of the distribution fee for Service 2 Class shares of VY® Invesco Equity and Income Portfolio from March 14, 2014 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 64 to Registrant’s Form N-1A Registration Statement on April 25, 2014 and incorporated herein by reference.

(viii)

Amended Schedule A effective February 9, 2015 to the Second Amended and Restated Distribution Plan regarding Service 2 Class shares – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(c)

Second Amended and Restated Distribution Plan pursuant to Rule 12b-1 of Voya Partners, Inc. regarding Class T shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class T shares of the Registrant for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii)

Letter Agreement, dated May 1, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class T shares of Voya Index Solution 2015 Portfolio, Voya Index Solution Income Portfolio, Voya Solution 2015 Portfolio, and Voya Solution Income Portfolio of the Registrant for the period from May 1, 2015 through May 1, 2016 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iii)

Letter Agreement, dated February 9, 2015, between Voya Investments Distributor, LLC and Voya Partners, Inc. regarding waiver of distribution fees for Class T shares of Voya Solution 2060 Portfolio of the Registrant for the period from February 9, 2015 through May 1, 2017 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(iv)

Amended Schedule A, effective February 9, 2015, to the Second Amended and Restated Distribution Plan regarding Class T shares – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(d)

Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Adviser Class Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(e)

Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service Class Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

9

(f)

Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Class T Shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i)

Amended Schedule A, effective February 9, 2015, to the Second Amended and Restated Shareholder Servicing Plan regarding Class T shares – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(g)

Second Amended and Restated Shareholder Servicing Plan of Voya Partners, Inc. for Service 2 Class shares approved September 12, 2014 – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(i)

Amended Schedule A, effective February 9, 2015, to the Second Amended and Restated Shareholder Servicing Plan regarding Service 2 Class shares – Filed as an exhibit to Post-Effective Amendment No. 67 to Registrant’s Form N-1A Registration Statement on February 5, 2015 and incorporated herein by reference.

(h)

Fourth Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System amended as of January 22, 2015 – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(11)	Opinion and Consent of Counsel – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on May 1, 2015 and incorporated herein by reference.
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences – To be filed by subsequent post-effective amendment.
(13)	(a)	License Agreement between Aetna and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.
(b)

Transfer Agency Services Agreement dated February 25, 2009 by and between BNY Mellon Investment Servicing (US) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 42 to Registrant’s Form N-1A Registration Statement on April 30, 2009 and incorporated herein by reference.

(i)

Amended Exhibit A, effective February 9, 2015, to the Transfer Agency Services Agreement between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(ii)

Amendment to Transfer Agency Services Agreement, effective February 8, 2011, between BNY Mellon Investment Servicing (US) Inc. and Voya Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant’s Form N-1A Registration Statement on April 26, 2011 and incorporated herein by reference.

(c)

Securities Lending Agreement and Guaranty, dated August 7, 2003, between Voya Partners, Inc. and The Bank of New York Mellon - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)

Amended Exhibit A, effective February 9, 2015, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between Voya Partners, Inc. and The Bank of New York Mellon – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

	(d)	Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

10

(f)

Form of Shareholder Servicing Agreement between Voya Investors Trust and Voya Partners, Inc. and Voya Investments Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 – Filed herein.

(g)

Service Agreement between Directed Services LLC and Golden American Life Insurance Company effective July 13, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(h)

Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)

Service Agreement between Directed Services LLC and ReliaStar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)

Service Agreement between Directed Services LLC and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(k)

Service Agreement between Directed Services LLC and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(l)

Administrative Services Sub-Contract effective as of May 1, 2015, between Directed Services, LLC and Voya Investments, LLC – Filed as an exhibit to Post-Effective Amendment No. 70 to Registrant’s Form N-1A Registration Statement on April 24, 2015 and incorporated herein by reference.

(14)	Consent of the independent registered public accounting firm – Not applicable.
(15)	Not applicable.
(16)	Powers of Attorney – Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on May 1, 2015 and incorporated herein by reference.
(17)	Not applicable.

ITEM 17. UNDERTAKINGS

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.	The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 10th day of June, 2015.

Voya Partners, Inc.

By :	/s/Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Todd Modic*	Senior Vice President Chief/Principal Financial Officer	June 10, 2015

John V. Boyer*	Director	June 10, 2015

Patricia W. Chadwick*	Director	June 10, 2015

Albert E. DePrince, Jr.*	Director	June 10, 2015

Peter S. Drotch*	Director	June 10, 2015

Russell H. Jones*	Director	June 10, 2015

Patrick W. Kenny*	Director	June 10, 2015

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	June 10, 2015

Joseph E. Obermeyer*	Director	June 10, 2015

Sheryl K. Pressler*	Director	June 10, 2015

Colleen D. Baldwin*	Director	June 10, 2015

Roger B. Vincent*	Director	June 10, 2015

*By:	/s/Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**	Powers of Attorney for Todd Modic and each Director - Filed as an Exhibit to the Registrant’s Form N-14 Registration Statement on May 1, 2015 and incorporated herein by reference.

1

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(6)(a)	Investment Management Agreement dated November 18, 2014, as amended and restated on May 1, 2015 between Voya Partners, Inc. and Directed Services LLC
(13)(f)

Form of Shareholder Servicing Agreement between Voya Investors Trust and Voya Partners, Inc. and Voya Investments Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007

1